UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05084

Mutual of America Investment Corporation
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Executive Vice President and Treasurer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1.                             SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPPORATION (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.0%)
Air Products & Chemicals, Inc.	13,879	932,530
Alcoa, Inc.	54,351	1,660,967
Allegheny Technologies, Inc.	5,390	329,760
Ball Corp.	6,501	284,939
Bemis Co.	6,565	207,323
Dow Chemical Co.	60,311	2,448,627
Du Pont (E.I.) de Nemours & Co.	57,352	2,420,828
Eastman Chemical Co.	5,089	260,455
Ecolab, Inc.	11,366	434,181
Engelhard Corp.	7,715	305,591
Freeport-McMoran Copper Cl B	11,474	685,801
Hercules, Inc.*	7,037	97,111
International Paper Co.	30,709	1,061,610
Int’l. Flavors & Fragrances	4,921	168,889
Louisiana-Pacific Corp.	6,610	179,792
MeadWestvaco Corp.	11,313	308,958
Monsanto Co.	16,793	1,423,207
Newmont Mining Corp. Holding Co.	27,853	1,445,292
Nucor Corp.	9,689	1,015,310
PPG Industries, Inc.	10,307	652,948
Pactiv Corp.*	8,933	219,216
Phelps Dodge Corp.	12,688	1,021,765
Praxair, Inc.	20,123	1,109,783
Rohm & Haas Co.	8,978	438,755
Sealed Air Corp.	5,074	293,632
Sigma-Aldrich Corp.	4,175	274,673
Temple-Inland, Inc.	6,911	307,885
Tronox, Inc. Cl B W/I*	0	1
United States Steel Group	6,785	411,714
Vulcan Materials Co.	6,259	542,342
Weyerhaeuser Co.	15,165	1,098,401
		22,042,286
CONSUMER, CYCLICAL (9.9%)
Amazon.com, Inc.*	19,234	702,618
AutoZone, Inc.*	3,444	343,332
Autonation, Inc.*	11,293	243,364
Bed Bath & Beyond, Inc.*	17,484	671,386
Best Buy Co., Inc.	25,351	1,417,881
Big Lots, Inc.*	7,103	99,158

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Black & Decker Corp.	4,824	419,157
Brunswick Corp.	5,924	230,207
Carnival Corp.	27,067	1,282,164
Centex Corp.	7,654	474,471
Circuit City Group, Inc.	9,491	232,340
Clear Channel Communications*	32,220	934,702
Coach, Inc.*	23,899	826,427
Comcast Corp. Cl A*	133,325	3,487,782
Cooper Tire & Rubber Co.	3,823	54,822
D.R. Horton, Inc.	16,945	562,913
Darden Restaurants, Inc.	8,199	336,405
Dillard’s, Inc. Cl A	3,840	99,994
Disney (Walt) Co.	120,060	3,348,473
Dollar General Corp.	19,739	348,788
Dow Jones & Co.	3,681	144,663
EW Scripps Co. Cl A	5,303	237,097
Eastman Kodak Co.	17,905	509,218
Family Dollar Stores, Inc.	9,680	257,488
Federated Department Stores	16,970	1,238,810
Ford Motor Co.	116,213	925,055
Fortune Brands, Inc.	9,123	735,587
Gannett Co., Inc.	14,842	889,333
Gap, Inc.	35,781	668,389
General Motors Corp.	35,255	749,874
Genuine Parts Co.	10,772	472,137
Goodyear Tire & Rubber Co.*	11,033	159,758
Harley-Davidson, Inc.	16,990	881,441
Harman Int’l. Inds	4,090	454,522
Harrah’s Entertainment, Inc.	11,477	894,747
Hasbro, Inc.	11,096	234,126
Hilton Hotels Corp.	20,545	523,076
Home Depot, Inc.	132,431	5,601,831
International Game Technology	21,020	740,324
Interpublic Group of Cos., Inc.	26,840	256,590
Johnson Controls, Inc.	12,105	919,133
Jones Apparel Group, Inc.	7,120	251,834
KB Home	4,791	311,319
Knight-Ridder, Inc.	4,177	264,028
Kohl’s Corp.*	21,492	1,139,291

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Leggett & Platt	11,370	277,087
Lennar Corp.	8,546	516,007
Limited Brands, Inc.	21,709	531,002
Liz Claiborne, Inc.	6,554	268,583
Lowe’s Companies, Inc.	48,746	3,141,192
Marriott International, Inc.	10,114	693,820
Mattel, Inc.	24,235	439,381
Maytag Corp.	5,014	106,949
McDonald’s Corp.	78,341	2,691,797
McGraw-Hill Cos., Inc.	22,891	1,318,979
Meredith Corp.	2,602	145,166
Nike, Inc. Cl B	11,801	1,004,265
New York Times Co. Cl A	9,052	229,106
Newell Rubbermaid, Inc.	17,113	431,077
News Corp, Inc.	149,650	2,485,686
Nordstrom, Inc.	13,628	533,945
Office Depot, Inc.*	18,434	686,482
OfficeMax, Inc.	4,417	133,261
Omnicom Group, Inc.	11,146	927,905
Penney (J.C.) Co., Inc.	14,478	874,616
Pulte Homes, Inc.	13,338	512,446
RadioShack Corp.	8,393	161,397
Sears Holding Corp.*	6,222	820,246
Sherwin-Williams Co.	6,914	341,828
Snap-On, Inc.	3,635	138,566
Stanley Works	4,516	228,781
Staples, Inc.	45,427	1,159,297
Starbucks Corp.*	47,589	1,791,250
Starwood Hotels & Resorts*	13,456	911,375
TJX Companies, Inc.	28,720	712,830
Target Corp.	54,810	2,850,668
Tiffany & Co.	8,868	332,905
Time Warner, Inc.	280,868	4,715,774
Tribune Co.	16,322	447,712
Univision Communications, Inc.	13,939	480,477
V F Corp.	5,494	312,609
Wendy’s International, Inc.	7,127	442,302
Whirlpool Corp.	4,241	387,924
Yum! Brands, Inc.	17,196	840,197

3

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
eBay, Inc.*	71,912	2,808,883
		73,409,828
CONSUMER, NON-CYCLICAL (9.1%)
Alberto-Culver Co. Cl A	4,709	208,279
Albertson’s, Inc.	22,992	590,205
Altria Group, Inc.	130,104	9,219,169
Anheuser-Busch Cos., Inc.	48,400	2,070,068
Archer-Daniels-Midland Co.	40,760	1,371,574
Avon Products, Inc.	28,085	875,409
Brown-Forman Corp. Cl B	5,184	399,012
CVS Corp.	51,759	1,522,145
Campbell Soup Co.	11,489	372,244
Clorox Co.	9,356	559,957
Coca-Cola Co.	128,427	5,377,238
Coca-Cola Enterprises	18,916	384,751
Colgate-Palmolive Co.	32,128	1,834,509
ConAgra Foods, Inc.	32,372	694,703
Constellation Brands, Inc.Cl A	12,291	307,890
Costco Wholesale Corp.	29,497	1,597,558
Dean Foods Co.*	8,417	326,832
Estee Lauder Co. Cl A	7,429	276,285
General Mills, Inc.	22,205	1,125,349
Heinz (H.J.) Co.	20,885	791,959
Hershey Food Corp.	11,172	583,514
Kellogg Co.	15,672	690,195
Kimberly Clark Corp.	28,730	1,660,594
Kroger Co.	45,228	920,842
McCormick & Co., Inc.	8,267	279,921
Molson Coors Brewing Co.	3,578	245,522
Pepsi Bottling Group, Inc.	8,430	256,188
PepsiCo, Inc.	103,285	5,968,840
Proctor & Gamble Co.	205,048	11,814,866
RJ Reynolds Tobacco Hldgs.	5,333	562,632
Safeway, Inc.	28,035	704,239
Sara Lee Corp.	47,389	847,315
Supervalu, Inc.	8,490	261,662
Sysco Corp.	38,609	1,237,418
Tyson Foods, Inc.	15,708	215,828
UST, Inc.	10,197	424,195

4

	Shares	Value($)
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Wal-Mart Stores, Inc.	155,735	7,356,921
Walgreen Co.	63,095	2,721,287
Whole Foods Market, Inc.	8,661	575,437
Wrigley (Wm.) Jr. Co.	11,063	708,032
		67,940,584
ENERGY (9.6%)
Amerada Hess Corp.	4,990	710,576
Anadarko Petroleum	14,366	1,451,110
Apache Corp.	20,592	1,348,982
Ashland, Inc.	4,443	315,808
BJ Services Co.	20,209	699,231
Baker Hughes, Inc.	21,338	1,459,519
Burlington Resources, Inc.	23,433	2,153,727
Chesapeake Energy Corp.	23,292	731,602
ChevronTexaco Corp.	138,782	8,045,193
ConocoPhillips	85,940	5,427,111
Devon Energy Corp.	27,547	1,685,050
EOG Resources, Inc.	15,121	1,088,712
El Paso Corp.	41,097	495,219
Exxon Mobil Corp.	380,679	23,171,931
Halliburton Co.	32,183	2,350,003
Kerr-McGee Corp.	7,231	690,416
Kinder Morgan, Inc.	6,560	603,454
Marathon Oil Corp.	22,867	1,741,779
Murphy Oil Corp.	10,294	512,847
Nabors Industries, Ltd.*	9,851	705,135
National-Oilwell, Inc.*	10,892	698,395
Noble Corporation*	8,550	693,405
Occidental Petroleum	26,855	2,488,116
Rowan Cos., Inc.	6,815	299,587
Schlumberger, Ltd.	36,836	4,662,333
Sunoco, Inc.	8,302	643,986
Transocean, Inc.*	20,321	1,631,776
Valero Energy Corp.	38,766	2,317,431
Weatherford Int’l., Ltd.*	21,745	994,834
Williams Cos., Inc.	37,072	792,970
XTO Energy, Inc.	22,642	986,512
		71,596,750

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (20.8%)
Ace, Ltd.	20,094	1,045,089
Aflac, Inc.	31,062	1,401,828
Allstate Corp.	40,209	2,095,693
AmSouth Bancorporation	21,543	582,738
Ambac Financial Group, Inc.	6,579	523,688
American Express Co.	77,158	4,054,653
American Int’l. Group, Inc.	161,814	10,694,287
Ameriprise Financial, Inc.	15,626	704,108
Aon Corp.	20,071	833,147
Apartment Investment & Mgmt. Co	6,020	282,338
Archstone-Smith Trust	13,298	648,543
BB & T Corp.	33,379	1,308,457
Bank of America Corp.	289,561	13,186,608
Bank of New York Co., Inc.	48,086	1,733,019
Bear Stearns Cos., Inc.	7,442	1,032,205
Boston Properties	5,771	538,146
CIT Group, Inc.	12,454	666,538
Capital One Financial Corp.	18,771	1,511,441
Charles Schwab Corp.	64,327	1,107,068
Chubb Corp.	12,463	1,189,469
Cincinnati Financial Corp.	10,846	456,291
Citigroup, Inc.	311,166	14,699,482
Comerica, Inc.	10,148	588,280
Compass Bancshares, Inc.	7,705	389,950
Countrywide Financial Corp.	37,592	1,379,626
E*Trade Financial Corp.*	26,053	702,910
Equity Office Properties	25,321	850,279
Equity Residential	18,106	847,180
Fannie Mae	60,341	3,101,527
Federated Investors, Inc.	5,257	205,286
Fifth Third Bancorp	34,638	1,363,352
First Tennessee National Bank	7,855	327,161
Franklin Resources, Inc.	9,514	896,599
Freddie Mac	43,078	2,627,758
Genworth Financial, Inc.	23,488	785,204
Golden West Financial Corp.	15,963	1,083,888
Goldman Sachs Group, Inc.	27,181	4,266,330
Hartford Financial Svc. Group, Inc.	18,856	1,518,851
Huntington Bancshares, Inc.	15,506	374,160

6

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
J.P. Morgan Chase & Co.	217,295	9,048,164
Janus Capital Group	13,390	310,246
Jefferson-Pilot Corp.	8,410	470,455
KeyCorp.	25,258	929,494
Kimco Realty Corp.	12,541	509,666
Lehman Brothers Holdings, Inc.	16,858	2,436,487
Lincoln National Corp.	10,800	589,572
Loews Corp.	8,459	856,051
M & T Bank Corp.	4,953	565,335
MBIA, Inc.	8,354	502,326
MGIC Investment Corp.	5,454	363,400
Marsh & McLennan Cos., Inc.	34,101	1,001,205
Marshall & Ilsley Corp.	13,084	570,201
Mellon Financial Corp.	25,832	919,619
Merrill Lynch & Co., Inc.	57,249	4,508,931
MetLife, Inc.	47,252	2,285,579
Moody’s Corp.	15,165	1,083,691
Morgan Stanley	66,942	4,205,296
National City Corp.	34,125	1,190,962
North Fork Bancorp, Inc.	29,655	854,954
Northern Trust Corp.	11,549	606,323
PNC Financial Services Group	18,218	1,226,254
Plum Creek Timber Co.	11,491	424,363
Principal Financial Group, Inc.	17,424	850,291
Progressive Corp. of Ohio	12,263	1,278,540
Prologis Trust	15,180	812,130
Prudential Financial, Inc.	30,859	2,339,421
Public Storage, Inc.	5,154	418,659
Regions Financial Corp.	28,450	1,000,586
SLM Corporation	26,016	1,351,271
Safeco Corp.	7,685	385,864
Simon Property Group	11,404	959,533
Sovereign Bancorp, Inc.	22,266	487,848
St. Paul Travelers Co., Inc.	43,384	1,813,017
State Street Corp.	20,760	1,254,527
Suntrust Banks, Inc.	23,115	1,681,847
Synovus Financial Corp.	19,529	529,041
T. Rowe Price Group, Inc.	8,232	643,825
Torchmark Corp.	6,457	368,695

7

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
UNUM Provident Corp.	18,618	381,297
US Bancorp	112,270	3,424,235
Vornado Realty Trust	7,398	710,208
Wachovia Corp.	101,152	5,669,570
Washington Mutual, Inc.	61,816	2,634,598
Wells Fargo & Company	104,478	6,673,010
XL Capital Limited	10,874	697,132
Zions Bancorporation	6,507	538,324
		153,965,220
HEALTHCARE (12.6%)
Abbott Laboratories	95,920	4,073,722
Aetna, Inc.	35,354	1,737,296
Allergan, Inc.	9,454	1,025,759
Amerisource Bergen Corp.	13,031	629,006
Amgen, Inc.*	72,855	5,300,201
Applera Corp.-Applied Biosys	11,425	310,075
Bard (C.R.), Inc.	6,484	439,680
Barr Pharmaceuticals, Inc.*	6,593	415,227
Bausch & Lomb, Inc.	3,352	213,522
Baxter International, Inc.	40,428	1,569,011
Becton Dickinson & Co.	15,419	949,502
Biogen Idec, Inc.*	21,452	1,010,389
Biomet, Inc.	15,431	548,109
Boston Scientific Corp.*	36,877	850,015
Bristol-Myers Squibb Co.	122,132	3,005,669
CIGNA Corp.	7,548	985,920
Cardinal Health, Inc.	26,305	1,960,249
Caremark Rx, Inc.	27,969	1,375,515
Chiron Corp.*	6,819	312,378
Coventry Health Care*	9,995	539,530
Express Scripts, Inc.*	9,125	802,088
Forest Laboratories, Inc.*	20,317	906,748
Genzyme Corp. (Genl. Div.)*	16,196	1,088,695
Gilead Sciences, Inc.*	28,820	1,793,180
Guidant Corp.	21,125	1,649,017
HCA, Inc.	25,431	1,164,485
Health Management Associates	15,002	323,593
Hospira, Inc.*	10,028	395,705
Humana, Inc.*	10,192	536,609

8

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
IMS Health, Inc.	12,421	320,089
Johnson & Johnson	185,533	10,987,264
King Pharmaceuticals, Inc.*	15,092	260,337
Laboratory Corp. of America*	7,811	456,787
Lilly (Eli) & Co.	70,445	3,895,608
Manor Care, Inc.	4,929	218,601
McKesson Corp.	19,084	994,849
Medco Health Solutions*	18,977	1,085,864
Medimmune, Inc.*	15,926	582,573
Medtronic, Inc.	75,247	3,818,785
Merck & Co., Inc.	136,344	4,803,399
Millipore Corp.*	3,246	237,153
Mylan Laboratories, Inc.	13,628	318,895
Patterson Cos., Inc.*	8,643	304,234
PerkinElmer, Inc.	8,154	191,374
Pfizer, Inc.	458,706	11,430,954
Quest Diagnostics, Inc.	10,142	520,285
Schering-Plough Corp.	92,233	1,751,505
St. Jude Medical, Inc.*	22,853	936,973
Stryker Corp.	18,217	807,742
Tenet Healthcare Corp.*	29,320	216,382
Thermo Electron Corp.*	10,110	374,980
UnitedHealth Group, Inc.	84,553	4,723,131
Waters Corp.*	6,516	281,165
Watson Pharmaceuticals, Inc.*	6,336	182,097
WellPoint, Inc.*	41,145	3,185,857
Wyeth	83,792	4,065,588
Zimmer Holdings, Inc.*	15,446	1,044,150
		93,907,516
INDUSTRIAL (12.7%)
3M Company	47,067	3,562,501
Allied Waste Industries*	13,670	167,321
American Power Conversion	10,715	247,624
American Standard Cos.	11,112	476,260
Apollo Group, Inc. Cl A*	8,766	460,303
Avery Dennison Corp.	6,886	402,693
Block (H. & R.), Inc.	20,425	442,201
Boeing Co.	49,897	3,888,473
Burlington North Santa Fe	23,251	1,937,506

9

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
CBS Corp. Cl B	48,172	1,155,165
CSX Corp.	13,680	818,064
Caterpillar, Inc.	41,823	3,003,310
Cendant Corp.	62,852	1,090,482
Cintas Corp.	8,589	366,063
Cooper Industries, Ltd.*	5,723	497,329
Cummins, Inc.	2,896	304,370
Danaher Corp.	14,790	939,905
Deere & Co.	14,769	1,167,489
Donnelley R.R. & Sons	13,463	440,509
Dover Corp.	12,674	615,449
Eaton Corp.	9,283	677,381
Emerson Electric Co.	25,648	2,144,942
Equifax, Inc.	8,062	300,229
FedEx Corp.	18,944	2,139,535
Fisher Scientific International*	7,693	523,509
Fluor Corp.	5,413	464,435
General Dynamics Corp.	24,954	1,596,557
General Electric Co.	649,813	22,600,496
Goodrich Corporation	7,694	335,535
Google, Inc.*	12,615	4,919,850
Grainger (W.W.), Inc.	4,767	359,193
Honeywell International, Inc.	51,782	2,214,716
ITT Industries, Inc.	11,515	647,373
Illinois Tool Works, Inc.	12,784	1,231,227
Ingersoll Rand Co.*	20,416	853,185
L-3 Communications Holdings, Inc.	7,560	648,572
Lockheed Martin Corp.	22,335	1,678,029
Masco Corp.	25,953	843,213
Monster Worldwide, Inc.*	7,882	392,997
Navistar International Corp.*	3,846	106,073
Norfolk Southern	25,700	1,389,599
Northrop Grumman Corp.	21,864	1,493,093
PACCAR, Inc.	10,554	743,846
Pall Corp.	7,788	242,908
Parker Hannifin Corp.	7,464	601,673
Pitney Bowes, Inc.	14,150	607,460
Raytheon Co.	27,812	1,274,902
Robert Half International, Inc.	10,691	412,780

10

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Rockwell Automation, Inc.	11,049	794,534
Rockwell Collins	10,740	605,199
Ryder System, Inc.	3,790	169,716
Southwest Airlines Co.	44,144	794,151
Textron, Inc.	8,252	770,654
Tyco International, Ltd.	125,643	3,377,284
Union Pacific Corp.	16,517	1,541,862
United Parcel Service Cl B	68,085	5,404,587
United Technologies Corp.	63,303	3,669,675
Verisign, Inc.*	15,247	365,776
Viacom, Inc. Class B.*	48,176	1,869,229
Waste Management, Inc.	34,431	1,215,414
		94,004,406
TECHNOLOGY (14.7%)
ADC Telecommunications, Inc.*	7,300	186,807
Adobe Systems, Inc.*	37,393	1,305,764
Advanced Micro Devices, Inc.*	29,979	994,104
Affiliated Computer Svcs.*	7,225	431,044
Agilent Technologies, Inc.*	26,730	1,003,711
Altera Corp.*	22,399	462,315
Analog Devices, Inc.	22,826	874,008
Andrew Corp.*	9,933	121,977
Apple Computer, Inc.*	53,095	3,330,118
Applied Materials, Inc.	98,910	1,731,914
Applied Micro Circuits Corp.*	18,348	74,676
Autodesk, Inc.*	14,388	554,226
Automatic Data Processing	36,131	1,650,464
Avaya, Inc.*	25,997	293,766
BMC Software, Inc.*	13,268	287,385
Broadcom Corp. Cl A*	27,461	1,185,217
CA, Inc.	28,444	773,961
Ciena Corp.*	36,305	189,149
Cisco Systems, Inc.*	383,436	8,309,058
Citrix Systems, Inc.*	11,126	421,675
Computer Sciences Corp.*	11,626	645,824
Compuware Corp.*	23,864	186,855
Comverse Technology, Inc.*	12,593	296,313
Convergys Corp.*	8,717	158,737
Corning, Inc.*	96,379	2,593,559

11

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Dell, Inc.*	146,722	4,366,447
EMC Corp.*	148,171	2,019,571
Electronic Arts, Inc.*	18,939	1,036,342
Electronic Data Systems Corp.	32,076	860,599
First Data Corp.	47,823	2,239,073
Fiserv, Inc.*	11,502	489,410
Freescale Semiconductor Cl A*	25,585	710,495
Gateway, Inc.*	16,476	36,082
Hewlett-Packard Co.	176,329	5,801,224
IBM Corp.	97,709	8,058,061
Intel Corp.	366,756	7,096,729
Intuit, Inc.*	11,031	586,739
JDS Uniphase Corp.*	104,498	435,757
Jabil Circuit, Inc.*	10,884	466,488
KLA Tencor Corp.	12,439	601,550
LSI Logic Corp.*	24,419	282,284
Lexmark International, Inc.*	6,751	306,360
Linear Technology Corp.	19,058	668,555
Lucent Technologies*	278,617	849,782
Maxim Integrated Products, Inc.	19,987	742,517
Micron Technology, Inc.*	38,577	567,853
Microsoft Corp.	554,011	15,074,639
Molex, Inc. Cl A	8,883	294,916
Motorola, Inc.	155,830	3,570,065
NCR Corp.*	11,346	474,149
NVIDIA Corporation*	10,671	611,021
National Semiconductor Corp.	21,039	585,726
Network Appliance, Inc.*	23,326	840,436
Novell, Inc.*	24,278	186,455
Novellus Systems, Inc.*	8,315	199,560
Oracle Corp.*	234,921	3,216,068
PMC Sierra, Inc.*	11,582	142,343
Parametric Technology Corp.*	6,925	113,085
Paychex, Inc.	20,825	867,569
QLogic Corp.*	10,059	194,642
Qualcomm, Inc.	103,256	5,225,786
Sabre Group Holdings, Inc.	8,220	193,417
Sanmina Corp.*	33,176	136,022
Solectron Corp.*	57,015	228,060

12

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Sun Microsystems, Inc.*	215,764	1,106,869
Symantec Corp.*	65,042	1,094,657
Symbol Technologies, Inc.	15,771	166,857
Tektronix, Inc.	5,088	181,692
Tellabs, Inc.*	28,078	446,440
Teradyne, Inc.*	12,350	191,549
Texas Instruments, Inc.	99,768	3,239,467
Unisys Corp.*	21,319	146,888
Xerox Corp.*	58,059	882,497
Xilinx, Inc.	21,493	547,212
Yahoo!, Inc.*	78,668	2,537,830
		108,980,462
TELECOMMUNICATIONS (3.3%)
AT & T, Inc.	241,871	6,540,192
Alltel Corp.	24,187	1,566,108
BellSouth Corp.	112,079	3,883,537
CenturyTel, Inc.	8,166	319,454
Citizens Communications Co.	20,477	271,730
Qwest Communications International*	96,708	657,614
Sprint Nextel Corp.	184,985	4,780,012
Verizon Communications	182,463	6,214,690
		24,233,337
UTILITIES (3.1%)
AES Corp.*	40,895	697,669
Allegheny Energy, Inc.*	10,173	344,356
Ameren Corp.	12,764	635,902
American Electric Power, Inc.	24,545	835,021
CINergy Corp.	12,433	564,583
CMS Energy Corp.*	13,762	178,218
Centerpoint Energy, Inc.	19,333	230,643
Consolidated Edison, Inc.	15,301	665,594
Constellation Energy Group	11,125	608,649
DTE Energy Co.	11,085	444,398
Dominion Resources, Inc.	21,662	1,495,328
Duke Energy Corp.*	57,865	1,686,765
Dynergy, Inc.*	18,782	90,154
Edison International	20,312	836,448
Entergy Corp.	12,958	893,325
Exelon Corp.	41,596	2,200,428

13

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
FPL Group, Inc.	25,158	1,009,842
FirstEnergy Corp.	20,563	1,005,531
Keyspan Corporation	10,883	444,788
NiSource, Inc.	16,997	343,679
Nicor, Inc.	2,755	108,988
PG & E Corp.	21,528	837,439
PPL Corporation	23,705	696,927
Peoples Energy Corp.	2,391	85,215
Pinnacle West Capital Corp.	6,182	241,716
Progress Energy, Inc.	15,728	691,717
Public Service Enterprise Group	15,629	1,000,881
Sempra Energy	16,110	748,471
Southern Co.	46,241	1,515,318
TXU Corp.	28,849	1,291,281
Teco Energy, Inc.	12,988	209,367
Xcel Energy, Inc.	25,174	456,908
		23,095,549

TOTAL COMMON STOCKS (Cost: $616,292,889) 98.8%		733,175,938

*Non-income producing security.

14

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)	4.32	04/27/06	700,000	697,801
U.S. Treasury Bill (a)	4.50	06/01/06	200,000	198,444
				896,245
U.S. GOVERNMENT AGENCIES (1.8%)
Federal National Mortgage Association	4.65	04/03/06	13,033,000	13,029,633

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,925,903) 1.9%				13,925,878

TOTAL INVESTMENTS (Cost: $630,218,792) 100.7%				747,101,816

OTHER NET ASSETS -0.7%				(5,451,652)

NET ASSETS 100.0%				$741,650,164

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)

Purchased

44 S & P Stock Index Futures Contracts	June 2006	$14,336,300	$(145,200)

Face Value of futures purchased and outstanding as percentage of total investments in securities: 1.9%

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006 for the Equity Index Fund are:

Unrealized Appreciation	$170,566,765
Unrealized Depreciation	(57,426,196)
Net	$113,140,569

Cost of Investments	$633,961,247

15

MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.	4,089	274,740
Alcoa, Inc.	16,012	489,327
Allegheny Technologies, Inc.	1,588	97,154
Ball Corp.	1,915	83,934
Bemis Co.	1,926	60,823
Dow Chemical Co.	17,768	721,381
Du Pont (E.I.) de Nemours & Co.	16,896	713,180
Eastman Chemical Co.	1,491	76,309
Ecolab, Inc.	3,348	127,894
Engelhard Corp.	2,273	90,034
Freeport-McMoran Copper Cl B	3,380	202,023
Hercules, Inc.*	2,073	28,607
International Paper Co.	9,047	312,755
Int’l. Flavors & Fragrances	1,450	49,764
Louisiana-Pacific Corp.	1,947	52,958
MeadWestvaco Corp.	3,333	91,024
Monsanto Co.	4,947	419,258
Newmont Mining Corp. Holding Co.	8,206	425,809
Nucor Corp.	2,846	298,232
PPG Industries, Inc.	3,036	192,331
Pactiv Corp.*	2,632	64,589
Phelps Dodge Corp.	3,738	301,021
Praxair, Inc.	5,928	326,929
Rohm & Haas Co.	2,645	129,261
Sealed Air Corp.	1,489	86,168
Sigma-Aldrich Corp.	1,230	80,922
Temple-Inland, Inc.	2,036	90,704
Tronox, Inc. Cl B W/I*	1	15
United States Steel Group	1,999	121,299
Vulcan Materials Co.	1,844	159,783
Weyerhaeuser Co.	4,468	323,617
		6,491,845
CONSUMER, CYCLICAL (5.2%)
Amazon.com, Inc.*	5,666	206,979
AutoZone, Inc.*	1,010	100,687
Autonation, Inc.*	3,327	71,697
Bed Bath & Beyond, Inc.*	5,151	197,798
Best Buy Co., Inc.	7,475	418,077

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Big Lots, Inc.*	2,084	29,093
Black & Decker Corp.	1,421	123,471
Brunswick Corp.	1,745	67,811
Carnival Corp.	7,974	377,728
Centex Corp.	2,255	139,787
Circuit City Group, Inc.	2,796	68,446
Clear Channel Communications*	9,492	275,363
Coach, Inc.*	7,041	243,478
Comcast Corp. Cl A*	39,277	1,027,486
Cooper Tire & Rubber Co.	1,122	16,089
D.R. Horton, Inc.	4,992	165,834
Darden Restaurants, Inc.	2,415	99,087
Dillard’s, Inc. Cl A	1,127	29,347
Disney (Walt) Co.	35,370	986,469
Dollar General Corp.	5,815	102,751
Dow Jones & Co.	1,079	42,405
EW Scripps Co. Cl A	1,556	69,569
Eastman Kodak Co.	5,275	150,021
Family Dollar Stores, Inc.	2,852	75,863
Federated Dept Stores	4,999	364,927
Ford Motor Co.	34,236	272,519
Fortune Brands, Inc.	2,688	216,733
Gannett Co., Inc.	4,372	261,970
Gap, Inc.	10,541	196,906
General Motors Corp.	10,386	220,910
Genuine Parts Co.	3,174	139,116
Goodyear Tire & Rubber Co.*	3,250	47,060
Harley-Davidson, Inc.	5,005	259,659
Harman Int’l. Industries, Inc.	1,205	133,912
Harrah’s Entertainment, Inc.	3,381	263,583
Hasbro, Inc.	3,262	68,828
Hilton Hotels Corp.	6,053	154,109
Home Depot, Inc.	39,014	1,650,292
International Game Technology	6,193	218,117
Interpublic Group of Cos., Inc.	7,907	75,591
Johnson Controls, Inc.	3,566	270,766
Jones Apparel Group, Inc.	2,097	74,171
KB Home	1,412	91,752

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Knight-Ridder, Inc.	1,231	77,812
Kohl’s Corp.*	6,332	335,659
Leggett & Platt	3,350	81,640
Lennar Corp.	2,512	151,675
Limited Brands, Inc.	6,396	156,446
Liz Claiborne, Inc.	1,931	79,132
Lowe’s Companies, Inc.	14,361	925,423
Marriott International, Inc.	2,979	204,359
Mattel, Inc.	7,140	129,448
Maytag Corp.	1,477	31,504
McDonald’s Corp.	23,079	792,994
McGraw-Hill Cos., Inc.	6,744	388,589
Meredith Corp.	767	42,791
Nike, Inc. Cl B	3,477	295,893
New York Times Co. Cl A	2,667	67,502
Newell Rubbermaid, Inc.	5,039	126,932
News Corp, Inc.	44,087	732,285
Nordstrom, Inc.	4,015	157,308
Office Depot, Inc.*	5,431	202,250
OfficeMax, Inc.	1,295	39,070
Omnicom Group, Inc.	3,284	273,393
Penney (J.C.) Co., Inc.	4,265	257,649
Pulte Homes, Inc.	3,924	150,760
RadioShack Corp.	2,472	47,537
Sears Holding Corp.*	1,826	240,722
Sherwin-Williams Co.	2,037	100,709
Snap-On, Inc.	1,071	40,827
Stanley Works	1,331	67,428
Staples, Inc.	13,376	341,356
Starbucks Corp.*	14,020	527,713
Starwood Hotels & Resorts*	3,964	268,482
TJX Companies, Inc.	8,461	210,002
Target Corp.	16,147	839,805
Tiffany & Co.	2,612	98,054
Time Warner, Inc.	82,743	1,389,255
Tribune Co.	4,808	131,883
Univision Communications, Inc.	4,106	141,534
V F Corp.	1,627	92,576

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Wendy’s International, Inc.	2,100	130,326
Whirlpool Corp.	1,250	114,338
Yum! Brands, Inc.	5,066	247,525
eBay, Inc.*	21,185	827,486
		21,624,329
CONSUMER, NON-CYCLICAL (4.8%)
Alberto-Culver Co. Cl A	1,381	61,082
Albertson’s, Inc.	6,773	173,863
Altria Group, Inc.	38,329	2,715,993
Anheuser-Busch Cos., Inc.	14,259	609,857
Archer-Daniels-Midland Co.	12,008	404,069
Avon Products, Inc.	8,274	257,901
Brown-Forman Corp. Cl B	1,520	116,994
CVS Corp.	15,012	448,408
Campbell Soup Co.	3,385	109,674
Clorox Co.	2,756	164,947
Coca-Cola Co.	37,835	1,584,151
Coca-Cola Enterprises	5,573	113,355
Colgate-Palmolive Co.	9,474	540,965
ConAgra Foods, Inc.	9,537	204,664
Constellation Brands, Inc. Cl A	3,621	90,706
Costco Wholesale Corp.	8,690	470,650
Dean Foods Co.*	2,479	96,260
Estee Lauder Co. Cl A	2,188	81,372
General Mills, Inc.	6,542	331,549
Heinz (H.J.) Co.	6,153	233,322
Hershey Food Corp.	3,291	171,889
Kellogg Co.	4,617	203,333
Kimberly Clark Corp.	8,464	489,219
Kroger Co.	13,324	271,277
McCormick & Co., Inc.	2,436	82,483
Molson Coors Brewing Co.	1,054	72,325
Pepsi Bottling Group, Inc.	2,484	75,489
PepsiCo, Inc.	30,428	1,758,434
Proctor & Gamble Co.	60,407	3,480,651
RJ Reynolds Tobacco Holdings	1,564	165,002
Safeway, Inc.	8,259	207,466
Sara Lee Corp.	13,961	249,623

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Supervalu, Inc.	2,501	77,081
Sysco Corp.	11,374	364,537
Tyson Foods, Inc.	4,628	63,589
UST, Inc.	3,004	124,966
Wal-Mart Stores, Inc.	45,880	2,167,371
Walgreen Co.	18,588	801,700
Whole Foods Market, Inc.	2,552	169,555
Wrigley (Wm.) Jr. Co.	3,259	208,576
		20,014,348
ENERGY (5.0%)
Amerada Hess Corp.	1,464	208,474
Anadarko Petroleum	4,232	427,474
Apache Corp.	6,066	397,384
Ashland, Inc.	1,313	93,328
BJ Services Co.	5,954	206,008
Baker Hughes, Inc.	6,286	429,962
Burlington Resources, Inc.	6,903	634,455
Chesapeake Energy Corp.	6,862	215,535
ChevronTexaco Corp.	40,885	2,370,103
ConocoPhillips	25,318	1,598,832
Devon Energy Corp.	8,115	496,395
EOG Resources, Inc.	4,455	320,760
El Paso Corp.	12,107	145,889
Exxon Mobil Corp.	112,148	6,826,449
Halliburton Co.	9,481	692,303
Kerr-McGee Corp.	2,122	202,609
Kinder Morgan, Inc.	1,925	177,081
Marathon Oil Corp.	6,737	513,157
Murphy Oil Corp.	3,033	151,104
Nabors Industries, Ltd.*	2,902	207,725
National-Oilwell, Inc.*	3,209	205,761
Noble Corporation*	2,519	204,291
Occidental Petroleum	7,911	732,954
Rowan Cos., Inc.	2,000	87,920
Schlumberger, Ltd.	10,852	1,373,538
Sunoco, Inc.	2,446	189,736
Transocean, Inc.*	5,987	480,756
Valero Energy Corp.	11,421	682,747

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
ENERGY (Cont’d.)
Weatherford Int’l., Ltd.*	6,406	293,075
Williams Cos., Inc.	10,921	233,600
XTO Energy, Inc.	6,670	290,612
		21,090,017
FINANCIAL (10.8%)
Ace, Ltd.	5,920	307,899
Aflac, Inc.	9,151	412,985
Allstate Corp.	11,846	617,414
AmSouth Bancorporation	6,347	171,686
Ambac Financial Group, Inc.	1,938	154,265
American Express Co.	22,731	1,194,514
American Int’l. Group, Inc.	47,670	3,150,510
Ameriprise Financial, Inc.	4,603	207,411
Aon Corp.	5,913	245,449
Apartment Investment & Mgmt. Co.	1,774	83,201
Archstone-Smith Trust	3,918	191,081
BB & T Corp.	9,833	385,454
Bank of America Corp.	85,305	3,884,790
Bank of New York Co., Inc.	14,166	510,543
Bear Stearns Cos., Inc.	2,192	304,030
Boston Properties	1,700	158,525
CIT Group, Inc.	3,669	196,365
Capital One Financial Corp.	5,530	445,276
Charles Schwab Corp.	18,951	326,147
Chubb Corp.	3,672	350,456
Cincinnati Financial Corp.	3,195	134,414
Citigroup, Inc.	91,669	4,330,444
Comerica, Inc.	2,990	173,330
Compass Bancshares, Inc.	2,278	115,290
Countrywide Financial Corp.	11,074	406,416
E*Trade Financial Corp.*	7,675	207,072
Equity Office Properties	7,460	250,507
Equity Residential	5,334	249,578
Fannie Mae	17,776	913,686
Federated Investors, Inc.	1,549	60,488
Fifth Third Bancorp	10,204	401,629
First Tennessee National Bank	2,305	96,003
Franklin Resources, Inc.	2,803	264,155

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Freddie Mac	12,691	774,151
Genworth Financial, Inc.	6,920	231,336
Golden West Financial Corp.	4,703	319,334
Goldman Sachs Group, Inc.	8,008	1,256,936
Hartford Financial Service Group, Inc.	5,555	447,455
Huntington Bancshares, Inc.	4,568	110,226
J.P. Morgan Chase & Co.	64,015	2,665,585
Janus Capital Group	3,945	91,406
Jefferson-Pilot Corp.	2,478	138,619
KeyCorp.	7,441	273,829
Kimco Realty Corp.	3,694	150,124
Lehman Brothers Holdings, Inc.	4,966	717,736
Lincoln National Corp.	3,182	173,705
Loews Corp.	2,492	252,190
M & T Bank Corp.	1,460	166,644
MBIA, Inc.	2,452	147,439
MGIC Investment Corp.	1,607	107,074
Marsh & McLennan Cos., Inc.	10,046	294,951
Marshall & Ilsley Corp.	3,855	168,001
Mellon Financial Corp.	7,610	270,916
Merrill Lynch & Co., Inc.	16,866	1,328,366
MetLife, Inc.	13,921	673,359
Moody’s Corp.	4,468	319,283
Morgan Stanley	19,713	1,238,371
National City Corp.	10,053	350,850
North Fork Bancorp, Inc.	8,736	251,859
Northern Trust Corp.	3,393	178,133
PNC Financial Services Group	5,367	361,253
Plum Creek Timber Co.	3,385	125,008
Principal Financial Group, Inc.	5,124	250,051
Progressive Corp. of Ohio	3,608	376,170
Prologis Trust	4,472	239,252
Prudential Financial, Inc.	9,091	689,189
Public Storage, Inc.	1,513	122,901
Regions Financial Corp.	8,375	294,549
SLM Corporation	7,664	398,068
Safeco Corp.	2,260	113,475
Simon Property Group	3,360	282,710

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Sovereign Bancorp, Inc.	6,559	143,708
St. Paul Travelers Co., Inc.	12,781	534,118
State Street Corp.	6,116	369,590
Suntrust Banks, Inc.	6,810	495,496
Synovus Financial Corp.	5,753	155,849
T. Rowe Price Group, Inc.	2,425	189,659
Torchmark Corp.	1,898	108,376
UNUM Provident Corp.	5,485	112,333
US Bancorp	33,075	1,008,788
Vornado Realty Trust	2,179	209,184
Wachovia Corp.	29,799	1,670,234
Washington Mutual, Inc.	18,211	776,153
Wells Fargo & Company	30,779	1,965,855
XL Capital Limited	3,203	205,344
Zions Bancorporation	1,910	158,014
		45,354,218
HEALTHCARE (6.6%)
Abbott Laboratories	28,258	1,200,117
Aetna, Inc.	10,415	511,793
Allergan, Inc.	2,785	302,173
Amerisource Bergen Corp.	3,839	185,309
Amgen, Inc.*	21,463	1,561,433
Applera Corp.-Applied Biosys	3,366	91,353
Bard (C.R.), Inc.	1,918	130,060
Barr Pharmaceuticals, Inc.*	1,942	122,307
Bausch & Lomb, Inc.	984	62,681
Baxter International, Inc.	11,910	462,227
Becton Dickinson & Co.	4,543	279,758
Biogen Idec, Inc.*	6,320	297,672
Biomet, Inc.	4,555	161,794
Boston Scientific Corp.*	10,864	250,415
Bristol-Myers Squibb Co.	35,980	885,468
CIGNA Corp.	2,224	290,499
Cardinal Health, Inc.	7,749	577,455
Caremark Rx, Inc.	8,240	405,243
Chiron Corp.*	2,001	91,666
Coventry Health Care*	2,944	158,917
Express Scripts, Inc.*	2,688	236,275

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Forest Laboratories, Inc.*	5,985	267,111
Genzyme Corp. (Genl. Div.)*	4,771	320,707
Gilead Sciences, Inc.*	8,490	528,248
Guidant Corp.	6,223	485,767
HCA, Inc.	7,492	343,059
Health Management Associates	4,420	95,339
Hospira, Inc.*	2,954	116,565
Humana, Inc.*	3,003	158,108
IMS Health, Inc.	3,659	94,292
Johnson & Johnson	54,658	3,236,847
King Pharmaceuticals, Inc.*	4,446	76,694
Laboratory Corp. of America*	2,301	134,562
Lilly (Eli) & Co.	20,753	1,147,641
Manor Care, Inc.	1,447	64,174
McKesson Corp.	5,627	293,336
Medco Health Solutions*	5,591	319,917
Medimmune, Inc.*	4,692	171,633
Medtronic, Inc.	22,168	1,125,026
Merck & Co., Inc.	40,167	1,415,083
Millipore Corp.*	953	69,626
Mylan Laboratories, Inc.	4,015	93,951
Patterson Cos., Inc.*	2,546	89,619
PerkinElmer, Inc.	2,402	56,375
Pfizer, Inc.	135,135	3,367,565
Quest Diagnostics, Inc.	2,988	153,284
Schering-Plough Corp.	27,172	515,996
St. Jude Medical, Inc.*	6,733	276,053
Stryker Corp.	5,367	237,973
Tenet Healthcare Corp.*	8,638	63,748
Thermo Electron Corp.*	2,978	110,454
UnitedHealth Group, Inc.	24,909	1,391,417
Waters Corp.*	1,920	82,848
Watson Pharmaceuticals, Inc.*	1,867	53,658
WellPoint, Inc.*	12,121	938,529
Wyeth	24,685	1,197,716
Zimmer Holdings, Inc.*	4,550	307,580
		27,665,116

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (6.6%)
3M Company	13,866	1,049,518
Allied Waste Industries*	4,027	49,290
American Power Conversion	3,157	72,958
American Standard Cos.	3,274	140,324
Apollo Group, Inc. Cl A*	2,582	135,581
Avery Dennison Corp.	2,021	118,188
Block (H. & R.), Inc.	6,017	130,268
Boeing Co.	14,700	1,145,571
Burlington North Santa Fe	6,850	570,811
CBS Corp. Cl B	14,191	340,300
CSX Corp.	4,030	240,994
Caterpillar, Inc.	12,321	884,771
Cendant Corp.	18,516	321,253
Cintas Corp.	2,530	107,829
Cooper Industries, Ltd.*	1,686	146,513
Cummins, Inc.	857	90,071
Danaher Corp.	4,357	276,887
Deere & Co.	4,351	343,947
Donnelley R.R. & Sons Co.	3,974	130,029
Dover Corp.	3,734	181,323
Eaton Corp.	2,735	199,573
Emerson Electric Co.	7,556	631,908
Equifax, Inc.	2,375	88,445
FedEx Corp.	5,581	630,318
Fisher Scientific Int’l.*	2,266	154,201
Fluor Corp.	1,588	136,250
General Dynamics Corp.	7,364	471,149
General Electric Co.	191,435	6,658,110
Goodrich Corporation	2,267	98,864
Google, Inc.*	3,716	1,449,240
Grainger (W.W.), Inc.	1,404	105,791
Honeywell International, Inc.	15,255	652,456
ITT Industries, Inc.	3,392	190,698
Illinois Tool Works, Inc.	3,766	362,703
Ingersoll Rand Co.*	6,014	251,325
L-3 Communications Holdings, Inc.	2,227	191,054
Lockheed Martin Corp.	6,580	494,355
Masco Corp.	7,646	248,419

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Monster Worldwide, Inc.*	2,322	115,775
Navistar International Corp.*	1,129	31,138
Norfolk Southern	7,571	409,364
Northrop Grumman Corp.	6,441	439,856
PACCAR, Inc.	3,109	219,122
Pall Corp.	2,294	71,550
Parker Hannifin Corp.	2,191	176,617
Pitney Bowes, Inc.	4,172	179,104
Raytheon Co.	8,193	375,567
Robert Half International, Inc.	3,150	121,622
Rockwell Automation, Inc.	3,255	234,067
Rockwell Collins	3,160	178,066
Ryder System, Inc.	1,117	50,019
Southwest Airlines Co.	13,005	233,960
Textron, Inc.	2,431	227,031
Tyco International, Ltd.	37,014	994,936
Union Pacific Corp.	4,866	454,241
United Parcel Service Cl B	20,058	1,592,204
United Technologies Corp.	18,649	1,081,083
Verisign, Inc.*	4,492	107,763
Viacom, Inc. Cl B.*	14,193	550,688
Waste Management, Inc.	10,143	358,048
		27,693,106
TECHNOLOGY (7.7%)
ADC Telecommunications, Inc.*	2,151	55,044
Adobe Systems, Inc.*	11,016	384,679
Advanced Micro Devices, Inc.*	8,832	292,869
Affiliated Computer Svcs.*	2,129	127,016
Agilent Technologies, Inc.*	7,875	295,706
Altera Corp.*	6,599	136,203
Analog Devices, Inc.	6,724	257,462
Andrew Corp.*	2,926	35,931
Apple Computer, Inc.*	15,642	981,066
Applied Materials, Inc.	29,139	510,224
Applied Micro Circuits Corp.*	5,405	21,998
Autodesk, Inc.*	4,239	163,286
Automatic Data Processing	10,644	486,218
Avaya, Inc.*	7,659	86,547

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
BMC Software, Inc.*	3,909	84,669
Broadcom Corp. Cl A*	8,090	349,164
CA, Inc.	8,380	228,020
Ciena Corp.*	10,695	55,721
Cisco Systems, Inc.*	112,960	2,447,843
Citrix Systems, Inc.*	3,278	124,236
Computer Sciences Corp.*	3,425	190,259
Compuware Corp.*	7,030	55,045
Comverse Technology, Inc.*	3,710	87,296
Convergys Corp.*	2,560	46,618
Corning, Inc.*	28,393	764,056
Dell, Inc.*	43,224	1,286,346
EMC Corp.*	43,651	594,963
Electronic Arts, Inc.*	5,579	305,283
Electronic Data Systems Corp.	9,449	253,517
First Data Corp.	14,089	659,647
Fiserv, Inc.*	3,388	144,159
Freescale Semiconductor Cl A*	7,537	209,303
Gateway, Inc.*	4,845	10,611
Hewlett-Packard Co.	51,946	1,709,023
IBM Corp.	28,785	2,373,899
Intel Corp.	108,046	2,090,690
Intuit, Inc.*	3,250	172,868
JDS Uniphase Corp.*	30,785	128,373
Jabil Circuit, Inc.*	3,206	137,409
KLA Tencor Corp.	3,664	177,191
LSI Logic Corp.*	7,194	83,163
Lexmark International, Inc.*	1,989	90,261
Linear Technology Corp.	5,614	196,939
Lucent Technologies*	82,080	250,344
Maxim Integrated Products, Inc.	5,888	218,739
Micron Technology, Inc.*	11,365	167,293
Microsoft Corp.	163,211	4,440,972
Molex, Inc. Cl A	2,626	87,183
Motorola, Inc.	45,907	1,051,729
NCR Corp.*	3,343	139,704
NVIDIA Corporation*	3,144	180,025
National Semiconductor Corp.	6,198	172,552

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Network Appliance, Inc.*	6,872	247,598
Novell, Inc.*	7,152	54,927
Novellus Systems, Inc.*	2,450	58,800
Oracle Corp.*	69,207	947,444
PMC Sierra, Inc.*	3,412	41,933
Parametric Technology Corp.*	2,040	33,313
Paychex, Inc.	6,135	255,584
QLogic Corp.*	2,963	57,334
Qualcomm, Inc.	30,419	1,539,506
Sabre Group Holdings, Inc.	2,421	56,966
Sanmina Corp.*	9,774	40,073
Solectron Corp.*	16,797	67,188
Sun Microsystems, Inc.*	63,564	326,083
Symantec Corp.*	19,161	322,480
Symbol Technologies, Inc.	4,646	49,155
Tektronix, Inc.	1,499	53,529
Tellabs, Inc.*	8,272	131,525
Teradyne, Inc.*	3,638	56,425
Texas Instruments, Inc.	29,392	954,358
Unisys Corp.*	6,280	43,269
Xerox Corp.*	17,104	259,981
Xilinx, Inc.	6,332	161,213
Yahoo!, Inc.*	23,176	747,658
		32,105,704
TELECOMMUNICATIONS (1.7%)
AT & T, Inc.	71,255	1,926,727
Alltel Corp.	7,126	461,409
BellSouth Corp.	33,018	1,144,074
CenturyTel, Inc.	2,406	94,123
Citizens Communications Co.	6,032	80,045
Qwest Communications International*	28,490	193,732
Sprint Nextel Corp.	54,496	1,408,177
Verizon Communications	53,753	1,830,827
		7,139,114
UTILITIES (1.6%)
AES Corp.*	12,048	205,539
Allegheny Energy, Inc.*	2,997	101,448
Ameren Corp.	3,760	187,323

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
UTILITIES (Cont’d.)
American Electric Power, Inc.	7,231	245,999
CINergy Corp.	3,663	166,337
CMS Energy Corp.*	4,054	52,499
Centerpoint Energy, Inc.	5,695	67,941
Consolidated Edison, Inc.	4,508	196,098
Constellation Energy Group	3,277	179,285
DTE Energy Co.	3,266	130,934
Dominion Resources, Inc.	6,382	440,549
Duke Energy Corp.*	17,047	496,920
Dynergy, Inc.*	5,533	26,558
Edison International	5,984	246,421
Entergy Corp.	3,817	263,144
Exelon Corp.	12,254	648,237
FPL Group, Inc.	7,412	297,518
FirstEnergy Corp.	6,058	296,236
Keyspan Corporation	3,206	131,029
NiSource, Inc.	5,007	101,242
Nicor, Inc.	808	31,964
PG & E Corp.	6,342	246,704
PPL Corporation	6,983	205,300
Peoples Energy Corp.	698	24,877
Pinnacle West Capital Corp.	1,821	71,201
Progress Energy, Inc.	4,634	203,803
Public Svc. Enterprise Group	4,604	294,840
Sempra Energy	4,746	220,499
Southern Co.	13,623	446,426
TXU Corp.	8,499	380,416
Teco Energy, Inc.	3,826	61,675
Xcel Energy, Inc.	7,416	134,600
		6,803,562

TOTAL INDEXED ASSETS (Cost: $165,973,037) 51.6%		215,981,359

*Non-income producing security.

			Face
	Rate(%)	Maturity	Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill (a)	4.59	04/20/06	300,000	299,274
U.S. Treasury Bill (a)	4.32	04/27/06	300,000	299,058
				598,332
U.S. GOVERNMENT AGENCIES (1.2%)
Federal National Mortgage Association	4.65	04/03/06	5,070,000	5,068,690

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,667,022) 1.3%				5,667,022

TOTAL INDEXED ASSETS (Cost: $171,640,059) 52.9%				221,648,381

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

19 S & P Stock Index Futures Contracts	June 2006	$6,190,675	$(62,700)

Face Value of futures purchased and outstanding as a percentage of total investments in securities: 1.5%

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Century Aluminum Company*	10,930	463,979
Coeur D’Alene Mines Corp.*	22,950	150,782
Commercial Metals Co.	21,630	1,156,989
Cytec Industries, Inc.	8,580	514,886
Dow Chemical Co.	19,830	805,098
Georgia Gulf Corp.	3,740	97,203
Glatfelter	16,950	310,694
Longview Fibre Co.	19,828	512,356
Lubrizol Corp.	11,940	511,629
Oregon Steel Mills, Inc.*	11,230	574,639
Phelps Dodge Corp.	15,060	1,212,781
Steel Dynamics, Inc.	3,560	201,959
Vulcan Materials Co.	7,390	640,344
		7,153,339
CONSUMER, CYCLICAL (5.4%)
AAR Corp.*	6,200	176,576
Aaron Rents, Inc.	10,200	277,134
Aeropostale, Inc.*	9,775	294,814
Audiovox Corp. Cl A*	70,083	836,791
Best Buy Co., Inc.	24,109	1,348,416
CROCS, Inc.*	4,840	121,726
CSK Auto Corp.*	13,170	182,668
Carnival Corp.	13,490	639,021
Charming Shoppes, Inc.*	14,730	219,035
Crown Holdings, Inc.*	51,382	911,517
Gamestop Corp.*	27,305	1,287,158
Hartmarx Corp.*	11,230	100,059
Hibbett Sporting Goods, Inc.*	21,225	700,213
Home Depot, Inc.	16,117	681,749
Hot Topic, Inc.*	16,300	236,350
Hudson Highland Group*	14,772	279,782
International Game Technology	17,689	623,007
Jo-Ann Stores, Inc.*	15,980	215,091
Johnson Controls, Inc.	8,350	634,016
Kohl’s Corp.*	25,400	1,346,453
Landry’s Restaurant, Inc.	24,444	863,607
Lithia Motors, Inc. Cl A	6,875	238,563
Lone Star Steakhouse	16,990	482,856

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Omega Protein Corp.*	1,099	6,275
Omnicom Group, Inc.	6,289	523,559
Payless Shoesource, Inc.*	23,879	546,590
Penney (J.C.) Co., Inc.	17,910	1,081,943
Pinnacle Entertainment, Inc.*	16,676	469,763
Red Robin Gourmet Burgers*	9,837	464,306
Staples, Inc.	42,081	1,073,907
Starbucks Corp.*	18,165	683,731
Starwood Hotels & Resorts*	9,746	660,097
Sunopta*	19,510	167,981
Sunterra Corporation*	31,755	453,461
Target Corp.	22,100	1,149,421
The Bombay Company, Inc.*	90,520	298,716
The Warnaco Group, Inc.*	21,508	516,192
Wild Oaks Markets, Inc.*	21,276	432,541
Winnebago Industries, Inc.	6,900	209,346
Wolverine World Wide, Inc.	43,318	958,627
		22,393,058
CONSUMER, NON-CYCLICAL (2.8%)
Alkermes, Inc.*	13,003	286,716
Boston Beer Co., Inc. Cl A*	1,830	47,598
CVS Corp.	18,380	549,011
Chattem, Inc.*	7,800	293,670
Colgate-Palmolive Co.	12,520	714,892
Conmed Corp.*	13,055	250,003
Flowers Foods, Inc.	3,550	105,435
General Mills, Inc.	8,300	420,644
Hershey Food Corp.	11,510	601,167
Hologic, Inc.*	5,800	321,030
Longs Drug Stores Corp.	16,160	747,885
MGI Pharma, Inc.*	19,159	335,283
PepsiCo, Inc.	20,300	1,173,137
Proctor & Gamble Co.	40,450	2,330,728
Safeway, Inc.	24,080	604,890
Serologicals Corp.*	19,241	470,635
Sovran Self-Storage, Inc.	2,750	151,800
Wal-Mart Stores, Inc.	25,990	1,227,768
Walter Industries, Inc.	5,990	399,054

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER, NON-CYCLICAL (Cont’d.)
Whole Foods Market, Inc.	9,813	651,976
		11,683,322
ENERGY (3.8%)
CNX Gas Corp.*	24,580	639,080
Crosstex Energy, Inc.	2,080	161,096
Denbury Resources, Inc.*	14,790	468,399
Devon Energy Corp.	19,120	1,169,570
Exxon Mobil Corp.	49,570	3,017,325
Halliburton Co.	24,630	1,798,483
Helix Energy Solutions Group*	17,428	660,521
Holly Corp.	12,992	962,967
NS Group, Inc.*	26,110	1,201,843
Range Resources Corp.	51,548	1,407,776
Todco Cl A	3,285	129,462
Transocean, Inc.*	22,210	1,783,463
Unisource Energy Corp.	17,167	523,594
Valero Energy Corp.	27,280	1,630,798
Whittier Energy*	74,100	534,261
		16,088,638
FINANCIAL (10.5%)
Acadia Realty Trust	10,640	250,572
Allstate Corp.	11,029	574,831
American Home Mortgage Investment Corp.	7,850	244,999
American International Group, Inc.	20,699	1,367,997
AmericanWest Bancorp*	10,490	277,670
Argonaut Group, Inc.*	8,876	315,542
Assured Guaranty Co.*	24,038	600,950
Bank Mutual Corp.	43,257	512,163
Bank of America Corp.	49,053	2,233,874
BankAtlantic Bancorp, Inc. Cl A	44,144	635,232
Banner Corporation	8,273	281,282
Bear Stearns Cos., Inc.	9,226	1,279,646
Boykin Lodging Company*	8,180	92,352
Brookline Bankcorp	45,066	698,072
Capital One Financial Corp.	12,391	997,722
Ceres Group, Inc.*	39,430	217,654
Choice Hotels International, Inc.	12,558	574,905
Citigroup, Inc.	56,531	2,670,523

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Columbia Banking System	10,599	354,643
Conseco, Inc.*	21,729	539,314
Equity Inns, Inc.	45,461	736,468
Euronet Worldwide*	5,425	205,228
First Financial Holdings, Inc.	8,630	273,571
First Niagara Financial Grp.	39,782	583,204
First State Bank Corporation	30,828	818,792
Getty Realty Corp.	7,162	208,414
Golden West Financial Corp.	10,035	681,377
Goldman Sachs Group, Inc.	5,232	821,215
Hartford Financial Service Group, Inc.	8,520	686,286
Highwoods Properties, Inc.	14,341	483,722
IShares Russell Micropac	28,465	1,663,210
IShares S&P MIDCAP 400	13,090	994,186
IShares S&P MIDCAP 400	8,200	652,966
Iberia Bank Corp.	2,043	115,573
JER Investors Trust, Inc.	14,590	242,486
Jackson Hewitt Tax Service	9,550	301,589
KNBT Bancorp, Inc.	31,393	513,276
Knight Capital Group, Inc.*	12,650	176,215
La Salle Hotel Properties	11,625	476,625
LandAmerica Financial Group	9,827	666,762
Lazard, Ltd. Cl A*	8,200	362,850
MAF Bancorp	14,343	627,793
Medical Properties Trust, Inc.	49,230	531,684
Merrill Lynch & Co., Inc.	22,204	1,748,786
Mid-America Apt. Communities	7,932	434,277
MoneyGram International, Inc.	12,800	393,216
Morgan Stanley	9,350	587,367
NASDAQ Stock Market, Inc.*	6,250	250,250
National Financial Partners	7,977	450,860
NewAlliance Bankshare	41,370	596,969
North Fork Bancorp, Inc.	41,399	1,193,533
PHH Corp.*	28,630	764,421
Pennsylvania REIT	8,022	352,968
Placer Sierra Banschares	15,030	429,107
Platinum Underwriters Holdings*	10,625	309,188
PrivateBancorp, Inc.	11,836	491,076

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
FINANCIAL (Cont’d.)
Provident Financial Services	33,584	607,870
Safeco Corp.	11,782	591,574
Santander Bancorp	12,899	327,635
Sterling Financial Corp.	17,603	510,487
Stewart Information Services	7,075	333,091
Summit Bancshares, Inc. (TX)	15,596	300,535
Sws Group, Inc.	15,363	401,742
Taberna Realty Financial Trust	50,000	662,500
Texas Regional Bancshares	15,885	468,452
Tower Group, Inc.	12,270	283,437
Vintage Wine Trust, Inc.	45,210	406,890
Wachovia Corp.	26,323	1,475,404
Wells Fargo & Company	31,205	1,993,063
		43,908,133
HEALTHCARE (4.4%)
Abbott Laboratories	24,550	1,042,639
Adolor Corporation*	9,350	222,530
Advanced Medical Optics, Inc.*	12,115	565,044
Aetna, Inc.	23,480	1,153,806
Amgen, Inc.*	19,800	1,440,450
Amylin Pharmaceuticals, Inc.*	10,604	519,066
Arthrocare Corp.*	3,600	172,152
CV Therapeutics, Inc.*	12,573	277,612
Caliper Life Sciences, Inc.*	31,346	200,614
Caremark Rx, Inc.	7,700	378,686
Conceptus, Inc.*	29,390	385,303
DJ Orthopedics, Inc.*	12,750	506,940
Digene Corp.*	14,830	579,853
Enzon, Inc.*	30,550	247,455
Genesis HealthCare Corp.*	5,790	254,413
Genzyme Corp. (Genl. Div.)*	7,030	472,557
HCA, Inc.	10,280	470,721
Human Genome Sciences, Inc.*	24,900	270,663
Humana, Inc.*	4,765	250,877
Intuitive Surgical, Inc.*	2,300	271,400
Inverness Medical Innovations*	7,210	207,143
Johnson & Johnson	33,090	1,959,590
Keryx Biopharmaceuticals, Inc.	7,300	139,503

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Kyphon, Inc.*	5,850	217,620
Medimmune, Inc.*	5,120	187,290
Myogen, Inc.*	7,199	260,532
Nuvasive, Inc.*	9,000	169,650
OSI Pharmaceuticals, Inc.*	1,570	57
Pfizer, Inc.	55,020	1,371,098
Psychiatric Solutions*	7,200	238,536
Senomyx, Inc.*	7,200	118,512
St. Jude Medical, Inc.*	8,292	339,972
Steris Corp.	8,700	214,716
Theravance, Inc.*	9,808	275,016
Thoratec Corp.*	9,100	175,357
United Surgical Partners, Inc.	11,131	394,149
Valeant Pharmaceuticals	8,960	142,016
Ventana Medical Systems, Inc.*	11,065	462,185
Viasys Healthcare, Inc.*	12,925	388,784
Wyeth	27,370	1,327,991
		18,272,498
INDUSTRIAL (7.9%)
Actuant Corp. Cl A	8,770	536,899
Acuity Brands, Inc.	6,400	256,000
Agnico-Eagle Mines, Ltd.	32,107	977,658
Allis-Chalmers Corp.*	13,475	183,664
Apogee Enterprises, Inc.	43,403	732,643
Aspect Medical Systems, Inc.*	8,280	227,203
Baker (Michael) Corp.*	7,090	200,860
Benchmark Electronics*	18,505	709,667
Boeing Co.	13,198	1,028,520
Caterpillar, Inc.	14,930	1,072,122
Champion Enterprises, Inc.*	79,874	1,194,914
Conexant Systems, Inc.*	58,150	200,618
Curtis Wright Corp. Cl B	10,305	682,191
Cymer, Inc.*	6,890	313,082
Diagnostic Products Corp.	4,300	204,809
Eagle Materials, Inc.	7,650	487,764
EastGroup Properties, Inc.	3,040	144,218
Eclipsys Corp.*	12,725	300,437
Filenet Corp.*	5,200	140,504

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Fluor Corp.	11,599	995,194
Frozen Foods Express Ind.*	26,310	274,940
Gardner Denver Machinery*	13,147	857,184
General Cable Corp.*	19,397	588,311
General Electric Co.	99,840	3,472,434
Genesee & Wyoming, Inc. Cl A*	16,050	492,414
Genlyte Group, Inc.*	3,390	230,995
Granite Construction	5,974	290,814
HUB Group, Inc. Cl A*	10,875	495,683
Harmonic, Inc.*	28,425	181,067
Healthcare Services Group	11,080	236,669
Hydril Company*	7,227	563,345
ICO, Inc.*	27,170	135,850
ITT Industries, Inc.	15,940	896,147
Kennametal, Inc.	14,200	868,188
Kirby Corp.*	13,857	943,800
Komag, Inc.*	6,260	297,976
Labor Ready, Inc.*	8,830	211,479
Landstar System, Inc.	14,534	641,240
Lincoln Electric Holdings	11,095	599,019
Littelfuse, Inc.*	3,650	124,575
Marinemax, Inc.*	15,120	506,822
Moog, Inc. Cl A*	7,970	282,855
Morton’s Restaurant Group*	7,935	137,910
RailAmerica, Inc.*	85,767	914,276
Regal-Beloit Corp.	8,625	364,579
Shaw Group, Inc.*	32,361	983,774
Siligan Holdings, Inc.	20,124	808,381
Simpson Manufacturing Co., Inc.	3,375	146,138
Texas Industries, Inc.	10,300	623,047
Trinity Industries	19,529	1,062,182
Tyco International, Ltd.	22,520	605,338
United Parcel Service Cl B	12,020	954,148
United Technologies Corp.	27,620	1,601,130
Universal Forest Products	11,451	727,024
Werner Enterprises, Inc.	14,100	259,017
		32,967,718

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (7.4%)
3Com Corp.*	32,720	167,526
Activision, Inc.*	23,050	317,860
Adtran, Inc.	7,925	207,477
Akami Technologies*	12,125	398,791
Altiris, Inc.*	9,300	204,693
Andrew Corp.*	46,820	574,950
Anixter International, Inc.	12,384	591,708
Ansys, Inc.*	5,200	281,580
Apple Computer, Inc.*	9,415	590,509
Arris Group, Inc.*	25,725	353,976
Aspen Technology, Inc.*	24,400	308,660
Automatic Data Processing	11,693	534,136
Avocent Corp.*	8,606	273,154
BearingPoint, Inc.*	15,440	131,086
Broadcom Corp. Cl A*	7,986	344,676
Checkpoint Systems*	8,010	215,309
Cisco Systems, Inc.*	47,490	1,029,107
Computer Programs & Systems	6,200	310,000
Corning, Inc.*	18,840	506,984
Credence Systems Corp.*	16,250	119,275
Dell, Inc.*	13,148	391,284
Digital Insight Corporation*	7,250	263,900
Digitas*	9,850	141,840
EMC Corp.*	45,780	623,981
Electronics For Imaging, Inc.*	14,180	396,615
Entegris, Inc.*	11,000	117,040
Fairchild Semiconductor International*	15,270	291,199
Freescale Semiconductor Cl A*	12,933	359,149
Global Imaging Systems., Inc.*	5,450	206,991
Hewlett-Packard Co.	25,443	837,075
Hutchinson Tech*	5,730	172,874
IBM Corp.	12,430	1,025,102
Imation Corp.	7,910	339,418
Informatica Corp.*	13,750	213,813
Integrated Device Tech., Inc.*	23,244	345,406
Intel Corp.	47,912	927,097
Lecroy Corp.*	26,930	421,455
Maxim Integrated Products, Inc.	9,928	368,825

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Medics Pharmaceutical Corp.	31,925	1,040,755
Microsemi Corp.*	28,500	829,635
Microsoft Corp.	121,511	3,306,313
Motorola, Inc.	21,010	481,339
Netlogic Microsystems, Inc.*	3,075	126,721
Neustar, Inc. Cl A*	7,400	229,400
Open Text Corp*	17,450	286,704
Oracle Corp.*	70,490	965,008
Palm, Inc.*	17,640	408,542
Parametric Technology Corp.*	20,145	328,968
Perot Systems Corp. Cl A*	15,905	247,482
Powerwave Technologies, Inc.*	9,096	122,705
Qualcomm, Inc.	22,353	1,131,285
Quest Software, Inc.*	8,575	143,203
RF Micro Devices*	47,610	411,827
Red Hat, Inc.*	22,100	618,358
Rogers Corp.*	8,010	436,385
SPSS, Inc.*	9,550	302,353
Silicon Laboratories, Inc.*	6,875	377,781
Sonosite, Inc.*	9,490	385,674
Syniverse Holdings, Inc.*	15,540	245,532
Technitrol, Inc.	8,650	207,427
Texas Instruments, Inc.	17,562	570,238
Tibco Software, Inc.*	35,600	297,616
Trident Microsystems*	8,700	252,822
ValueClick , Inc.*	23,050	390,006
Varian Semiconductor Equip.*	13,900	390,312
Viasat, Inc.*	18,416	527,618
Wabtech	23,735	773,761
aQuantive, Inc.*	9,970	234,694
		30,974,985
TELECOMMUNICATIONS (0.8%)
BellSouth Corp.	23,680	820,512
CT Communications, Inc.	11,886	161,531
Cincinnati Bell, Inc.*	16,950	76,614
Sprint Nextel Corp.	38,441	993,315
Valor Communications Group	26,920	354,267

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
TELECOMMUNICATIONS (Cont’d.)
Verizon Communications	26,080	888,285
		3,294,524
UTILITIES (1.3%)
Avista Corp.	11,647	240,511
Constellation Energy Group	6,880	376,405
Dominion Resources, Inc.	11,610	801,438
Exelon Corp.	21,690	1,147,401
FirstEnergy Corp.	8,730	426,897
Northwestern Corp.	6,800	211,752
PNM Resources, Inc.	27,479	670,488
Sempra Energy	12,630	586,790
Sierra Pacific Resources*	41,140	568,143
Westar Energy, Inc.	20,102	418,323
		5,448,148

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $165,472,350) 46.0%		192,184,363

*Non-income producing security.

	Shares	Value($)
ACTIVE ASSETS:
PREFERRED STOCKS:
FINANCIAL (0.1%)
Quanta Capital Holdings	13,420	300,608

TOTAL PREFERRED STOCKS (Cost: $335,500) 0.1%		300,608

			Face
	Rate(%)	Maturity	Amount($ )	Value($ )
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.1%)
GSC Capital Corp.	7.25	7/15/2010	460,000	460,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $460,000) 0.1%				460,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.3%)
Federal National Mortgage Association	4.65	4/3/2006	5,370,000	5,368,613

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,368,613) 1.3%				5,368,613

TOTAL ACTIVE ASSETS (Cost: $171,636,463) 47.5%				198,313,584

TEMPORARY CASH INVESTMENTS**(Cost: $32,900) 0.0% (1)				32,900

TOTAL INVESTMENTS (Cost: $343,309,422) 100.4%				419,994,865

OTHER NET ASSETS -0.4%				(1,681,809)

NET ASSETS 100.0%				$418,313,056

(1)  Less than 0.05%.

**The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2006 was 4.37%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the All America Fund  are:

Unrealized Appreciation	$96,844,401
Unrealized Depreciation	(23,712,001)
Net	$73,132,400

Cost of Investments	$346,862,464

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (7.0%)
Century Aluminum Company*	8,276	351,316
Commercial Metals Co.	8,539	456,751
Cytec Industries, Inc.	6,232	373,982
Georgia Gulf Corp.	2,883	74,929
Glatfelter	11,510	210,978
Longview Fibre Co.	15,130	390,959
Lubrizol Corp.	10,176	436,042
Oregon Steel Mills, Inc.*	8,583	439,192
Steel Dynamics, Inc.	2,723	154,476
		2,888,625
CONSUMER, CYCLICAL (9.3%)
Audiovox Corp. Cl A*	53,019	633,047
CSK Auto Corp.*	9,463	131,252
Charming Shoppes, Inc.*	11,267	167,540
Crown Holdings, Inc.*	38,995	691,771
Hartmarx Corp.*	8,520	75,913
Jo-Ann Stores, Inc.*	12,090	162,731
Landry’s Restaurant, Inc.	10,552	372,802
Lithia Motors, Inc. Cl A	5,902	204,799
Lone Star Steakhouse	12,887	366,249
Payless Shoesource, Inc.*	3,709	84,899
Sunterra Corporation*	25,118	358,685
The Bombay Company, Inc.*	69,908	230,696
Wolverine World Wide, Inc.	15,705	347,552
		3,827,936
CONSUMER, NON-CYCLICAL (2.7%)
Boston Beer Co., Inc. Cl A*	1,390	36,154
Conmed Corp.*	9,885	189,298
Flowers Foods, Inc.	2,700	80,190
Longs Drug Stores Corp.	12,247	566,791
MGI Pharma, Inc.*	7,748	135,590
Walter Industries, Inc.	1,686	112,321
		1,120,344
ENERGY (5.8%)
CNX Gas Corp.*	18,652	484,952
Holly Corp.	3,720	275,726
NS Group, Inc.*	7,065	325,202
Range Resources Corp.	17,794	485,954
Unisource Energy Corp.	13,413	409,097

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Whittier Energy*	53,040	382,418
		2,363,349
FINANCIAL (28.3%)
American Home Mortgage Investment Corp.	6,256	195,250
AmericanWest Bancorp*	7,992	211,548
Assured Guaranty Co.*	20,879	521,975
Bank Mutual Corp.	34,532	408,859
BankAtlantic Bancorp, Inc. Cl A	34,668	498,873
Brookline Bankcorp	35,307	546,905
Ceres Group, Inc.*	29,912	165,114
Conseco, Inc.*	16,752	415,785
Equity Inns, Inc.	36,445	590,409
First Niagara Financial Group	33,962	497,883
First State Bank Corporation	16,149	428,917
Highwoods Properties, Inc.	11,499	387,861
IShares S&P MIDCAP 400	9,450	717,728
Iberia Bank Corp.	1,725	97,583
JER Investors Trust, Inc.	11,034	183,385
KNBT Bancorp, Inc.	26,817	438,458
Knight Capital Group, Inc.*	10,792	150,333
LandAmerica Financial Group	8,421	571,365
MAF Bancorp	12,217	534,738
Medical Properties Trust, Inc.	27,694	299,095
Mid-America Apt. Communities	6,176	338,136
NewAlliance Bankshare	33,165	478,571
PHH Corp.*	21,876	584,088
Pennsylvania REIT	6,210	273,240
Provident Financial Services	28,628	518,167
Santander Bancorp	8,430	214,122
Sterling Financial Corp.	13,435	389,615
Stewart Information Services	5,140	241,991
Sws Group, Inc.	12,200	319,030
Taberna Realty Fin. Trust	30,400	402,800
		11,621,824
HEALTHCARE (2.7%)
Advanced Medical Optics, Inc.*	4,626	215,757
Conceptus, Inc.*	12,289	161,109
Digene Corp.*	4,141	161,913
Enzon, Inc.*	23,127	187,329

2

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Genesis HealthCare Corp.*	4,922	216,273
Inverness Medical Innovations*	5,461	156,895
		1,099,276
INDUSTRIAL (24.0%)
Agnico-Eagle Mines, Ltd.	14,042	427,579
Apogee Enterprises, Inc.	37,050	625,404
Aspect Medical Systems, Inc.*	6,264	171,884
Baker (Michael) Corp.*	5,215	147,741
Benchmark Electronics*	9,550	366,243
Champion Enterprises, Inc.*	54,245	811,505
Conexant Systems, Inc.*	44,491	153,494
Curtis Wright Corp. Cl B	5,253	347,749
Cymer, Inc.*	1,868	84,882
Frozen Foods Express Ind.*	19,332	202,019
Gardner Denver Machinery*	11,214	731,153
General Cable Corp.*	14,711	446,185
Genlyte Group, Inc.*	2,575	175,461
Healthcare Services Group	8,763	187,178
Kennametal, Inc.	11,451	700,113
Kirby Corp.*	7,433	506,262
Komag, Inc.*	4,900	233,240
Marinemax, Inc.*	2,618	87,755
RailAmerica, Inc.*	64,932	692,175
Shaw Group, Inc.*	9,470	287,888
Siligan Holdings, Inc.	15,262	613,075
Texas Industries, Inc.	7,873	476,238
Trinity Industries	15,044	818,243
Universal Forest Products	8,341	529,570
		9,823,036
TECHNOLOGY (8.9%)
3Com Corp.*	25,630	131,226
Andrew Corp.*	15,666	192,378
Anixter International, Inc.	10,586	505,799
BearingPoint, Inc.*	11,886	100,912
Checkpoint Systems*	6,176	166,011
Credence Systems Corp.*	12,524	91,926
Electronics For Imaging, Inc.*	11,077	309,824
Fairchild Semiconductor International*	11,685	222,833
Global Imaging Systems., Inc.*	4,130	156,857

3

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Hutchinson Tech*	4,350	131,240
Imation Corp.	6,199	265,999
Integrated Device Tech., Inc.*	7,487	111,257
Lecroy Corp.*	11,654	182,385
Palm, Inc.*	14,154	327,807
Perot Systems Corp. Cl A*	12,027	187,140
Powerwave Technologies, Inc.*	7,020	94,700
Rogers Corp.*	2,698	146,987
Syniverse Holdings, Inc.*	11,790	186,282
Technitrol, Inc.	6,545	156,949
		3,668,512
TELECOMMUNICATIONS (1.1%)
CT Communications, Inc.	10,120	137,531
Cincinnati Bell, Inc.*	12,850	58,082
Valor Communications Group	20,742	272,965
		468,578
UTILITIES (3.3%)
Avista Corp.	9,983	206,149
PNM Resources, Inc.	15,773	384,861
Sierra Pacific Resources*	31,853	439,890
Westar Energy, Inc.	16,205	337,226
		1,368,126

TOTAL COMMON STOCKS (Cost: $34,192,223) 93.1%		38,249,606

*Non-income producing security.

4

	Shares	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
Quanta Capital Holdings	9,210	206,304

TOTAL PREFERRED STOCKS (Cost: $230,250) 0.5%		206,304

	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (6.1%)
Federal National Mortgage Association	4.65	04/03/06	2,520,000	2,519,349

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,519,349) 6.1%				2,519,349

TOTAL INVESTMENTS (Cost: $36,941,822) 99.7%				40,975,259

OTHER NET ASSETS 0.3%				139,331

NET ASSETS 100.0%				$41,114,590

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006 for the Small Cap Value Fund are:

Unrealized Appreciation	$4,973,844
Unrealized Depreciation	(992,163)
Net	$3,981,681

Cost of Investments	$36,993,578

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.4%)
Coeur D’Alene Mines Corp.*	16,995	111,657
Commercial Metals Co.	7,846	419,683
		531,340
CONSUMER, CYCLICAL (13.4%)
AAR Corp.*	4,600	131,008
Aaron Rents, Inc.	7,738	210,241
Aeropostale, Inc.*	7,279	219,535
CROCS, Inc.*	3,274	82,341
Gamestop Corp.*	20,681	974,901
Hibbett Sporting Goods, Inc.*	16,242	535,824
Hot Topic, Inc.*	12,251	177,640
Hudson Highland Group*	11,126	210,726
Landry’s Restaurant, Inc.	8,129	287,198
Omega Protein Corp.*	466	2,661
Payless Shoesource, Inc.*	14,058	321,788
Pinnacle Entertainment, Inc.*	12,887	363,027
Red Robin Gourmet Burgers*	6,702	316,334
Sunopta*	13,767	118,534
The Warnaco Group, Inc.*	16,341	392,184
Wild Oaks Markets, Inc.*	14,374	292,223
Winnebago Industries, Inc.	5,177	157,070
Wolverine World Wide, Inc.	17,178	380,149
		5,173,384
CONSUMER, NON-CYCLICAL (3.8%)
Alkermes, Inc.*	10,617	234,105
Chattem, Inc.*	5,290	199,169
Hologic, Inc.*	4,568	252,839
MGI Pharma, Inc.*	7,110	124,425
Serologicals Corp.*	14,945	365,555
Sovran Self-Storage, Inc.	2,068	114,154
Walter Industries, Inc.	2,814	187,469
		1,477,716
ENERGY (6.7%)
Crosstex Energy, Inc.	1,357	105,100
Denbury Resources, Inc.*	10,176	322,274
Helix Energy Solutions Group*	13,311	504,486
Holly Corp.	5,987	443,756
NS Group, Inc.*	11,678	537,538
Range Resources Corp.	21,364	583,451

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Todco Cl A	2,471	97,382
		2,593,987
FINANCIAL (17.3%)
Acadia Realty Trust	8,073	190,119
Argonaut Group, Inc.*	6,655	236,585
Choice Hotels International, Inc.	9,445	432,392
Euronet Worldwide*	4,075	154,157
First Financial Holdings, Inc.	6,473	205,194
First State Bank Corporation	8,195	217,659
Getty Realty Corp.	5,833	169,740
IShares Russell Micropac	21,453	1,253,498
IShares S&P MIDCAP 400	5,866	467,110
Jackson Hewitt Tax Service	7,080	223,586
La Salle Hotel Properties	8,668	355,388
Lazard, Ltd. Cl A*	6,077	268,907
MoneyGram International, Inc.	9,713	298,383
NASDAQ Stock Market, Inc.*	4,658	186,506
National Financial Partners	5,971	337,481
Placer Sierra Banschares	11,289	322,301
Platinum Underwriters Holdings*	7,241	210,713
PrivateBancorp, Inc.	8,935	370,713
Summit Bancshares, Inc. (TX)	11,952	230,315
Texas Regional Bancshares	12,115	357,283
Tower Group, Inc.	9,262	213,952
		6,701,982
HEALTHCARE (12.4%)
Adolor Corporation*	7,026	167,219
Advanced Medical Optics, Inc.*	4,733	220,747
Amylin Pharmaceuticals, Inc.*	6,901	337,804
Arthrocare Corp.*	2,695	128,875
CV Therapeutics, Inc.*	10,283	227,049
Caliper Life Sciences, Inc.*	20,133	128,851
Conceptus, Inc.*	8,909	116,797
DJ Orthopedics, Inc.*	9,504	377,878
Digene Corp.*	7,067	276,320
Human Genome Sciences, Inc.*	18,846	204,856
Intuitive Surgical, Inc.*	1,737	204,966
Keryx Biopharmaceuticals, Inc.	5,482	104,761
Kyphon, Inc.*	4,359	162,155

2

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Myogen, Inc.*	5,466	197,815
Nuvasive, Inc.*	6,854	129,198
Psychiatric Solutions*	5,391	178,604
Senomyx, Inc.*	5,437	89,493
Steris Corp.	6,669	164,591
Theravance, Inc.*	7,371	206,683
Thoratec Corp.*	6,854	132,077
United Surgical Partners, Inc.	8,356	295,886
Valeant Pharmaceuticals	6,706	106,290
Ventana Medical Systems, Inc.*	7,838	327,393
Viasys Healthcare, Inc.*	9,817	295,295
		4,781,603
INDUSTRIAL (18.8%)
Actuant Corp. Cl A	6,634	406,133
Acuity Brands, Inc.	4,796	191,840
Agnico-Eagle Mines, Ltd.	10,573	321,948
Allis-Chalmers Corp.*	10,103	137,704
Benchmark Electronics*	4,864	186,534
Champion Enterprises, Inc.*	10,184	152,353
Curtis Wright Corp. Cl B	2,976	197,011
Cymer, Inc.*	3,425	155,632
Diagnostic Products Corp.	3,243	154,464
Eagle Materials, Inc.	5,826	371,466
EastGroup Properties, Inc.	2,274	107,879
Eclipsys Corp.*	9,611	226,916
Filenet Corp.*	3,529	95,354
Genesee & Wyoming, Inc. Cl A*	12,202	374,357
Granite Construction	4,518	219,936
HUB Group, Inc. Cl A*	8,247	375,898
Harmonic, Inc.*	19,293	122,896
Hydril Company*	5,482	427,322
ICO, Inc.*	20,150	100,750
Kirby Corp.*	2,823	192,275
Labor Ready, Inc.*	6,632	158,836
Landstar System, Inc.	10,957	483,422
Lincoln Electric Holdings	7,534	406,761
Littelfuse, Inc.*	2,700	92,151
Marinemax, Inc.*	8,723	292,395
Moog, Inc. Cl A*	5,977	212,124

3

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Morton’s Restaurant Group*	5,956	103,515
Regal-Beloit Corp.	5,654	238,995
Shaw Group, Inc.*	14,881	452,382
Simpson Manufacturing Co., Inc	2,386	103,314
Werner Enterprises, Inc.	10,664	195,898
		7,258,461
TECHNOLOGY (22.7%)
Activision, Inc.*	17,446	240,580
Adtran, Inc.	5,408	141,581
Akami Technologies*	9,122	300,023
Altiris, Inc.*	6,953	153,036
Ansys, Inc.*	3,588	194,290
Arris Group, Inc.*	19,320	265,843
Aspen Technology, Inc.*	16,527	209,067
Avocent Corp.*	6,494	206,120
Computer Programs & Systems	4,705	235,250
Digital Insight Corporation*	5,444	198,162
Digitas*	7,441	107,150
Entegris, Inc*	8,302	88,333
Informatica Corp.*	10,434	162,249
Integrated Device Tech., Inc.*	9,400	139,684
Lecroy Corp.*	8,767	137,204
Medics Pharmaceutical Corp.	23,767	774,804
Microsemi Corp.*	17,732	516,179
Netlogic Microsystems, Inc.*	2,300	94,783
Neustar, Inc. Cl A*	5,590	173,290
Open Text Corp.*	13,113	215,447
Parametric Technology Corp.*	15,249	249,016
Quest Software, Inc.*	6,511	108,734
RF Micro Devices*	36,043	311,772
Red Hat, Inc.*	16,518	462,174
Rogers Corp.*	3,345	182,236
SPSS, Inc.*	7,203	228,047
Silicon Laboratories, Inc.*	5,085	279,421
Sonosite, Inc.*	7,122	289,438
Tibco Software, Inc.*	21,570	180,325
Trident Microsystems*	7,047	204,786
ValueClick , Inc.*	17,491	295,948
Varian Semiconductor Equip.*	10,296	289,112

4

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Viasat, Inc.*	14,352	411,185
Wabtech	18,009	587,093
aQuantive, Inc.*	7,490	176,315
		8,808,677
UTILITIES (0.8%)
Northwestern Corp.	5,150	160,371
PNM Resources, Inc.	5,528	134,882
		295,253

TOTAL COMMON STOCKS (Cost: $33,170,192) 97.3%		37,622,403

5

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.1%)
Federal National Mortgage Association	4.65	04/03/06	1,600,000	1,599,587

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,587) 4.1%				1,599,587

TOTAL INVESTMENTS (Cost: $34,769,779) 101.4%				39,221,990

OTHER NET ASSETS -1.4%				(548,772)

NET ASSETS 100.0%				$38,673,218

*Non-income producing security.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Small Cap Growth Fund  are:

Unrealized Appreciation	$4,746,010
Unrealized Depreciation	(313,257)
Net	$4,432,753

Cost of Investments	$34,789,237

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (9.2%)
Arch Coal, Inc.	1,344	102,063
Barrick Gold Corp.	3,984	108,524
Eastman Chemical Co.	2,767	141,615
Huntsman Corp.*	9,630	185,859
Lubrizol Corp.	2,145	91,913
Nucor Corp.	2,589	271,301
PPG Industries, Inc.	3,454	218,811
Phelps Dodge Corp.	3,093	249,079
Sonoco Products Co.	7,240	245,219
Vulcan Materials Co.	2,971	257,437
		1,871,821
CONSUMER, CYCLICAL (12.0%)
Black & Decker Corp.	1,800	156,402
Borg-Warner, Inc.	1,243	74,630
Brunswick Corp.	2,320	90,155
Crown Holdings, Inc.*	15,246	270,464
Eastman Kodak Co.	5,029	143,025
Federated Dept. Stores	2,239	163,447
Harrah’s Entertainment, Inc.	1,648	128,478
Johnson Controls, Inc.	2,997	227,561
Mohawk Industries, Inc.*	1,648	133,027
NTL, Inc.	1,077	31,351
Office Depot, Inc.*	4,318	160,802
Penney (J.C.) Co., Inc.	3,529	213,187
Polo Ralph Lauren Corp.	4,267	258,623
Rent-A-Center, Inc.*	4,038	103,332
Tiffany & Co.	2,389	89,683
Whirlpool Corp.	2,004	183,306
		2,427,473
CONSUMER, NON-CYCLICAL (6.3%)
Albertson’s, Inc.	3,046	78,191
Archer-Daniels-Midland Co.	7,011	235,920
Clorox Co.	2,488	148,907
Coca-Cola Enterprises	6,070	123,464
Dean Foods Co.*	4,675	181,530
Kroger Co.	10,492	213,617
RJ Reynolds Tobacco Holdings	1,852	195,386
Tyson Foods, Inc.	7,315	100,508
		1,277,523

1

	Shares	Value($)
COMMON STOCKS:
ENERGY (3.7%)
Amerada Hess Corp.	1,344	191,386
CNX Gas Corp.*	3,766	97,916
CONSOL Energy, Inc.	2,406	178,429
Grant Prideco, Inc.*	4,360	186,782
Range Resources Corp.	3,797	103,696
		758,209
FINANCIAL (30.0%)
American Financial Group	5,029	209,257
Aon Corp.	4,393	182,353
Apartment Investment & Management Co.	4,827	226,386
Associated Banc-Corp.	6,046	205,443
Assurant, Inc.	2,563	126,228
Bear Stearns Cos., Inc.	2,082	288,773
CIT Group, Inc.	3,555	190,264
Comerica, Inc.	3,582	207,649
Conseco, Inc.*	7,532	186,944
Developers Diversified Realty	4,774	261,377
E*Trade Financial Corp.*	6,174	166,575
Equity Office Properties	7,546	253,395
Equity Residential	6,402	299,550
First American Corp.	3,046	119,281
First Tennessee National Bank	5,258	218,996
Friedman, Billings, Ramsey Group	9,040	84,795
Genworth Financial, Inc.	5,766	192,757
Host Marriott Corp.	7,519	160,907
Hudson City Bancorp, Inc.	9,655	128,315
Huntington Bancshares, Inc.	8,232	198,638
Ishares Russell 200 Growth	3,000	400,200
KeyCorp.	6,910	254,288
M & T Bank Corp.	1,599	182,510
North Fork Bancorp, Inc.	8,055	232,226
Principal Financial Group, Inc.	5,691	277,721
StanCorp Financial Group, Inc.	4,318	233,647
Vornado Realty Trust	3,709	356,063
Zions Bancorporation	2,844	235,284
		6,079,822
HEALTHCARE (3.9%)
Applera Corp.-Applied Biosys	5,258	142,702
CIGNA Corp.	1,981	258,758

2

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Hospira, Inc.*	3,120	123,115
King Pharmaceuticals, Inc.*	7,087	122,251
McKesson Corp.	2,589	134,965
		781,791
INDUSTRIAL (10.3%)
Agnico-Eagle Mines, Ltd.	1,500	45,675
CSX Corp.	1,828	109,314
Champion Enterprises, Inc.*	11,766	176,019
Donnelley R.R. & Sons	7,139	233,588
Florida Rock Industries	3,072	172,708
General Growth Properties, Inc.	3,784	184,924
Lafarge Corp.	1,651	138,684
Mettler-Toledo International*	2,917	176,012
Norfolk Southern	5,208	281,596
Rinker Group, Ltd.	2,286	160,889
Textron, Inc.	1,981	185,006
Timken Co.	4,750	153,283
Yellow Roadway Corp.*	1,927	73,342
		2,091,040
TECHNOLOGY (7.4%)
ADC Telecommunications, Inc.*	3,096	79,227
Andrew Corp.*	5,563	68,314
Arrow Electronics*	4,368	140,955
Computer Sciences Corp.*	1,707	94,824
Electronic Data Systems Corp.	6,528	175,146
Freescale Semiconductor Cl A*	5,232	145,293
Liberty Global, Inc.*	2,329	47,675
Liberty Global, Inc.*	2,329	45,998
Lucent Technologies*	48,072	146,620
NCR Corp.*	2,614	109,239
Sybase, Inc.*	4,596	97,068
Tellabs, Inc.*	9,655	153,515
Xerox Corp.*	13,212	200,822
		1,504,696
TELECOMMUNICATIONS (1.3%)
CenturyTel, Inc.	4,572	178,857
Citizens Communications Co.	6,604	87,635
		266,492

3

	Shares	Value($)
COMMON STOCKS:
UTILITIES (9.8%)
American Electric Power, Inc.	6,936	235,963
Constellation Energy Group	2,589	141,644
Edison International	5,258	216,524
Energen Corp.	5,258	184,030
PG & E Corp.	4,978	193,644
PPL Corporation	6,858	201,624
Pepco Holdings, Inc.	8,640	196,906
Pinnacle West Capital Corp.	4,596	179,704
Sempra Energy	5,208	241,964
Teco Energy, Inc.	11,562	186,379
		1,978,382

TOTAL COMMON STOCKS (Cost: $17,512,759) 93.9%		19,037,249

*Non-income producing security.

4

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (11.2%)
Federal National Mortgage Association	4.65	04/03/06	2,280,000	2,279,411

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,279,411) 11.2%				2,279,411

TOTAL INVESTMENTS (Cost: $19,792,170) 105.1%				21,316,660

OTHER NET ASSETS -5.1%				(1,036,647)

NET ASSETS 100.0%				$20,280,013

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Mid Cap Value Fund  are:

Unrealized Appreciation	$1,763,900
Unrealized Depreciation	(244,582)
Net	$1,519,318

Cost of Investments	$19,797,342

5

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (5.8%)
Airgas, Inc.	21,877	855,172
Albemarle Corp.	12,422	563,338
Arch Coal, Inc.	23,143	1,757,478
Bowater, Inc.	18,171	537,498
Cabot Corp.	20,550	698,495
Chemtura Corp.	77,950	918,251
Cytec Industries, Inc.	12,964	777,970
FMC Corp.	12,569	779,027
Ferro Corp.	13,616	272,320
Glatfelter	14,372	263,439
Longview Fibre Co.	16,596	428,841
Lubrizol Corp.	22,157	949,427
Lyondell Chemical Co.	66,592	1,325,180
Martin Marietta Materials, Inc.	14,872	1,591,750
Minerals Technologies, Inc.	6,483	378,672
Olin Corp.	23,448	503,429
Packaging Corp of America	19,541	438,500
Peabody Energy Corp.	85,975	4,334,000
Potlatch Corp.*	9,487	406,423
RPM International, Inc.	38,427	689,380
Scotts Co. Cl A	14,796	677,065
Sensient Technologies Corp.	15,292	276,021
Sonoco Products Co.	32,063	1,085,974
Steel Dynamics, Inc.	12,621	715,989
Valspar Corp.	33,031	920,574
Worthington Industries, Inc.	23,242	466,235
		22,610,448
CONSUMER, CYCLICAL (13.6%)
99 Cent Only Stores*	15,594	211,455
Abercrombie & Fitch Co. Cl A	28,475	1,660,093
Advance Auto Parts*	35,150	1,463,646
Aeropostale, Inc.*	17,662	532,686
American Eagle Outfitters	42,745	1,276,366
American Greetings Corp. Cl A	20,653	446,518
Ann Taylor Stores Corp.*	23,621	869,017
Applebees International, Inc.	24,165	593,251
ArvinMeritor, Inc.	22,897	341,394
Bandag, Inc.	3,791	158,729
Barnes & Noble, Inc.	17,100	790,875

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Beazer Homes USA, Inc.	13,368	878,278
Belo Corporation	29,672	589,879
Blyth, Inc.	8,658	181,991
Bob Evans Farms, Inc.	11,650	346,122
Borders Group, Inc.	21,696	547,607
Borg-Warner, Inc.	18,574	1,115,183
Boyd Gaming Corp.	14,201	709,198
Brinker International, Inc.	27,851	1,176,705
CBRL Group, Inc.	15,384	675,511
Callaway Golf Co.	21,348	367,186
CarMax, Inc.*	34,070	1,113,408
Catalina Marketing Corp.	12,751	294,548
Cheesecake Factory, Inc.*	25,623	959,581
Chico’s FAS, Inc.*	58,805	2,389,834
Claire’s Stores, Inc.	32,287	1,172,341
Dollar Tree Stores*	34,567	956,469
Emmis Communications Cl A*	11,988	191,808
Entercom Communications	11,241	313,849
Foot Locker, Inc.	50,707	1,210,883
Furniture Brands International, Inc.	16,525	405,028
GTECH Holdings Corp.	41,086	1,398,978
Gamestop Corp.*	18,565	875,154
Gentex Corp.	50,213	876,719
Harte-Hanks, Inc.	18,448	504,553
Hovanian Enterprises, Inc.*	11,631	510,950
International Speedway Corp.	11,435	582,042
Lear Corp.*	21,832	387,081
Lee Enterprises	14,862	494,756
MDC Holdings, Inc.	10,579	680,335
Media General, Inc. Cl A	7,817	364,429
Michaels Stores, Inc.	43,436	1,632,324
Modine Manufacturing Co.	10,909	321,816
Mohawk Industries, Inc.*	17,171	1,386,043
O’Reilly Automotive, Inc.*	36,418	1,331,442
Outback Steakhouse, Inc.	21,348	939,312
Pacific Sunwear of California*	24,102	534,100
Payless Shoesource, Inc.*	22,291	510,241
PetSmart, Inc.	45,615	1,283,606
Pier 1 Imports, Inc.	28,208	327,495

2

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Polo Ralph Lauren Corp.	19,774	1,198,502
Reader’s Digest Assn.	31,508	464,743
Regis Corporation	14,772	509,339
Rent-A-Center, Inc.*	22,499	575,749
Ross Stores, Inc.	46,965	1,370,908
Ruby Tuesday, Inc.	18,871	605,382
Ryland Group, Inc.	14,961	1,038,293
Saks Incorporated*	45,160	871,588
Scholastic Corp.*	11,683	312,637
Thor Industries, Inc.	11,246	600,087
Timberland Company Cl A*	17,827	610,218
Toll Brothers, Inc.*	38,224	1,323,697
Tupperware Corp.	17,356	357,360
Urban Outfitters, Inc.*	35,855	879,882
Valassis Communication, Inc.*	15,462	454,119
Washington Post Co. Cl B	1,907	1,481,262
Westwood One, Inc.	20,742	228,992
Williams-Sonoma, Inc.	37,504	1,590,170
		53,353,743
CONSUMER, NON-CYCLICAL (1.7%)
BJ’s Wholesale Club, Inc.*	21,978	692,527
Church & Dwight	20,957	773,732
Energizer Holdings, Inc.*	20,345	1,078,285
Hormel Foods Corp.	23,747	802,649
J.M. Smucker Co.	18,913	750,846
Lancaster Colony Corp.	8,135	341,670
PepsiAmericas, Inc.	19,817	484,526
Ruddick Corp.	11,225	272,880
Smithfield Foods, Inc.*	32,145	943,134
Tootsie Roll Inds., Inc.	8,419	246,424
Universal Corp.	8,359	307,360
		6,694,033
ENERGY (7.2%)
Cooper Cameron Corp.*	37,677	1,660,802
Denbury Resources, Inc.*	37,477	1,186,897
ENSCO International, Inc.	49,874	2,566,016
FMC Technologies Inc.*	22,276	1,140,977
Forest Oil Corp.*	17,757	660,205
Grant Prideco, Inc.*	42,444	1,818,301

3

	Shares	Value($)
COMMON STOCKS:
ENERGY (Cont’d.)
Hanover Compressor Co.*	29,836	555,546
Helmerich & Payne, Inc.	16,972	1,184,985
NewField Exploration Company*	41,754	1,749,493
Noble Energy, Inc.	57,202	2,512,312
Overseas Shipholding Group	9,639	461,997
Patterson UTI Energy, Inc.	56,148	1,794,490
Pioneer Natural Resources Co.	41,800	1,849,650
Plains Exploration & Prod. Co.	25,475	984,354
Pogo Producing Co.	19,466	978,167
Pride International, Inc.*	52,617	1,640,598
Quicksilver Resources*	21,816	843,407
Smith International, Inc.	65,301	2,544,126
Tidewater, Inc.	19,655	1,085,546
Western Gas Resources	18,846	909,320
		28,127,189
FINANCIAL (18.9%)
AMB Property Corp.	28,452	1,544,090
AmerUs Group Co.	12,559	756,554
American Financial Group	15,240	634,136
Americredit Corp.*	41,923	1,288,294
Associated Banc-Corp.	44,202	1,501,984
Astoria Financial Corp.	28,064	868,861
Bank of Hawaii Corp.	16,674	888,891
Berkley (WR) Corp.	36,603	2,125,170
Brown & Brown, Inc.	36,134	1,199,649
Cathay General Bancorp	16,301	613,570
City National Corp.	13,509	1,037,356
Colonial BancGroup, Inc.	50,139	1,253,475
Commerce Bancorp, Inc. (N.J.)	56,424	2,067,940
Cullen Frost Bankers, Inc.	15,421	828,879
Developers Diversified Realty	35,406	1,938,479
Eaton Vance Corp.	41,998	1,149,905
Edwards (A.G.), Inc.	24,605	1,226,805
Everest RE Group*	21,069	1,967,212
Fidelity National Information Service	30,403	1,232,842
Fidelity National Financial, Inc.	56,384	2,003,323
First American Corp.	31,099	1,217,837
First Niagara Financial Grp.	36,783	539,239
Firstmerit Corp.	25,944	639,779

4

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
GATX Corp.	16,487	680,748
Gallagher (Arthur J.) & Co.	31,103	864,974
Greater Bay Bancorp	16,398	454,881
HCC Insurance Holdings, Inc.	34,378	1,196,354
Hanover Insurance Group	17,447	914,572
Highwoods Properties, Inc.	17,556	592,164
Horace Mann Educators Corp.	13,960	262,448
Hospitality Properties Trust	23,369	1,020,524
Independence Community Bank	23,985	999,695
Indymac Bancorp, Inc.	20,955	857,688
Investors Financial Services	21,229	995,003
Jefferies Group	16,394	959,049
Legg Mason, Inc.	40,244	5,043,780
Leucadia National	26,688	1,592,206
Liberty Property Trust	28,673	1,352,219
Macerich Co.	23,208	1,716,232
Mack-Cali Realty Corp.	20,194	969,312
Mercantile Bankshares Corp.	40,007	1,538,269
Mercury General Corporation	11,537	633,381
MoneyGram International, Inc.	27,732	851,927
New Plan Excel Realty Trust	33,917	879,807
New York Community Bancorp	77,965	1,365,947
Ohio Casualty Corp.	20,605	653,179
Old Republic International Corp.	74,603	1,627,837
PMI Group, Inc.	29,098	1,336,180
Protective Life Corp.	22,645	1,126,362
Radian Group, Inc.	27,020	1,627,955
Raymond James Financial, Inc.	28,219	834,154
Rayonier, Inc.	24,810	1,131,088
Regency Centers Corp.	22,160	1,488,930
SEI Investments	20,637	836,418
SVB Financial Group*	11,344	601,799
StanCorp Financial Group, Inc.	17,771	961,589
TCF Financial	36,830	948,373
Texas Regional Bancshares	14,761	435,299
United Dominion Realty Tr., Inc.	43,633	1,245,286
Unitrin, Inc.	14,696	683,511
Waddell & Reed Financial, Inc.	27,246	629,383
Washington Federal, Inc.	28,303	684,933

5

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Webster Financial Corp.	17,287	837,728
Weingarten Realty Investors	26,117	1,064,268
Westamerica Bancorp	10,261	532,751
Wilmington Trust Corp.	22,064	956,474
		74,508,947
HEALTHCARE (9.3%)
Advanced Medical Optics, Inc.*	21,679	1,011,109
Apria Healthcare Group, Inc.*	16,105	370,093
Beckman Coulter, Inc.	20,512	1,119,340
Cephalon, Inc.*	19,504	1,175,116
Charles River Laboratories, Inc.	23,500	1,151,970
Community Health Systems, Inc.*	31,677	1,145,124
Covance, Inc.*	20,484	1,203,435
Cytyc Corp.*	37,476	1,056,074
Dentsply International, Inc.	25,550	1,485,733
Edwards Lifesciences Corp.*	19,248	837,288
Gen-Probe, Inc.*	16,697	920,339
Health Net, Inc.*	37,335	1,897,365
Hillenbrand Industries, Inc.	19,927	1,095,786
Intuitive Surgical, Inc.*	11,526	1,360,068
Invitrogen Corp.*	17,244	1,209,322
Lifepoint Hospitals, Inc.*	18,551	576,936
Lincare Holdings, Inc.*	31,063	1,210,214
Millennium Pharmaceuticals, Inc.	101,420	1,025,356
Omnicare, Inc.	38,938	2,141,200
Par Pharmaceutical Cos., Inc.*	11,127	313,559
Protein Design Labs BioPharma, Inc.*	36,664	1,202,579
Perrigo Co.	26,910	438,902
Pharmaceutical Product Development, Inc.	32,678	1,130,986
Schein (Henry), Inc.*	28,377	1,358,123
Sepracor, Inc.*	34,470	1,682,481
Steris Corp.	21,984	542,565
Techne Corp.*	12,779	768,529
Triad Hospitals, Inc.*	27,989	1,172,739
Universal Health Services Cl B	17,731	900,557
VCA Antech, Inc.*	26,849	764,660
Valeant Pharmaceuticals	30,100	477,085
Varian Medical Systems, Inc.*	42,930	2,410,949
Varian, Inc.*	10,107	416,206

6

	Shares	Value($)
COMMON STOCKS:
HEALTHCARE (Cont’d.)
Vertex Pharmaceutical*	32,129	1,175,600
		36,747,388
INDUSTRIAL (15.9%)
ADESA, Inc.	29,104	778,241
AGCO Corp.*	29,417	610,109
Affymetrix, Inc.*	21,899	721,134
AirTran Holdings, Inc.*	29,044	525,987
Alaska Air Group, Inc.*	10,870	385,342
Alexander & Baldwin, Inc.	14,357	684,542
Alliant TechSystems, Inc.*	11,853	914,696
Ametek, Inc.	22,955	1,032,057
Banta Corp.	7,861	408,615
C.H. Robinson Worldwide, Inc.	55,537	2,726,310
CNF, Inc.	16,958	846,883
Career Education Corp.*	31,904	1,203,738
Carlisle Companies, Inc.	9,526	779,227
ChoicePoint, Inc.*	28,709	1,284,728
Copart, Inc.*	22,587	620,013
Corinthian Colleges, Inc.*	27,934	402,250
Corporate Executive Board Co.	12,829	1,294,446
Crane Co.	16,430	673,794
DeVry, Inc.*	19,032	433,359
Deluxe Corp.	16,291	426,335
Donaldson Company, Inc.	22,232	751,219
Dun & Bradstreet*	21,749	1,667,713
Dycom Industries, Inc.*	13,093	278,226
Education Management Corp.*	21,819	907,670
Expeditors International, Wash., Inc.	34,648	2,993,241
Fastenal Co.	40,248	1,905,340
Federal Signal Corp.	15,630	289,155
Florida Rock Industries	15,349	862,921
Flowserve Corporation*	18,267	1,065,697
Graco, Inc.	22,271	1,011,772
Granite Construction	10,708	521,265
HNI Corporation	16,841	993,619
Harsco Corp.	13,598	1,123,467
Hubbell, Inc. Cl B	19,680	1,008,797
Hunt (JB) Transport Svcs., Inc.	40,095	863,646
ITT Educational Services, Inc.	12,174	779,745

7

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Jacobs Engineering Group, Inc.	18,972	1,645,631
JetBlue Airways Corp.*	50,037	536,397
Joy Global, Inc.	39,983	2,389,784
Kelly Services, Inc.	6,288	170,845
Kennametal, Inc.	12,784	781,614
Korn/Ferry International*	13,770	280,770
Laureate Education, Inc.*	16,171	863,208
MSC Ind. Direct Co. Cl A	17,604	950,968
Manpower, Inc.	28,543	1,632,089
Martek Biosciences Corp.*	10,419	342,056
Miller (Herman), Inc.	22,063	715,062
Mine Safety Appliances Co.	8,549	359,058
Navigant Consulting Co.*	16,345	348,966
Nordson Corp.	10,874	542,178
Pentair, Inc.	32,965	1,343,324
Precision Castparts Corp.	43,559	2,587,405
Quanta Services, Inc.*	38,342	614,239
Republic Services, Inc.	39,318	1,671,408
Rollins, Inc.	9,584	193,980
Roper Industries, Inc.	27,080	1,316,900
SPX, Inc.	21,384	1,142,333
Sequa Corp. Cl A*	2,088	204,206
Sotheby’s Holdings*	14,568	423,055
Stericycle, Inc.*	14,298	966,831
Swift Transportation Co., Inc.	17,336	376,711
Tecumseh Products Co. Cl A*	6,004	147,338
Teleflex, Inc.	13,159	942,579
The Brink’s Company	19,081	968,552
Thomas & Betts Corp.*	17,208	884,147
Timken Co.	27,260	879,680
Trinity Industries	14,168	770,598
United Rentals*	21,753	750,479
Werner Enterprises, Inc.	16,846	309,461
Yellow Roadway Corp.*	18,873	718,306
		62,545,457
TECHNOLOGY (15.6%)
3Com Corp.*	126,921	649,836
Activision, Inc.*	89,856	1,239,114
Acxiom Corp.	25,079	648,041

8

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Adtran, Inc.	22,171	580,437
Advent Software, Inc.*	5,227	148,551
Alliance Data Systems*	21,705	1,015,143
Amphenol Corp. Cl A	28,879	1,506,906
Anteon International Corp.*	10,633	580,136
Arrow Electronics*	39,198	1,264,919
Atmel Corp.*	138,175	652,186
Avnet, Inc.*	47,540	1,206,565
Avocent Corp.*	16,010	508,157
BISYS Group, Inc.*	39,253	529,130
CDW Corp.	20,354	1,197,833
CSG Systems International, Inc.*	15,793	367,345
Cabot MicroElectronics Corp.*	7,913	293,572
Cadence Design Systems, Inc.*	92,119	1,703,280
Ceridian Corp.*	47,201	1,201,265
CheckFree Corp.*	29,658	1,497,729
Cognizant Tech Solutions*	44,902	2,671,220
CommScope, Inc.*	18,396	525,206
Credence Systems Corp.*	32,450	238,183
Cree , Inc.*	24,796	813,557
Cypress Semiconductor Corp.*	43,982	745,495
DRS Technologies, Inc.	12,944	710,237
DST Systems, Inc.*	20,469	1,185,974
Diebold, Inc.	22,527	925,860
F5 Networks, Inc.*	12,986	941,355
Fair Isaac Corporation	21,134	837,329
Fairchild Semiconductor International*	39,491	753,093
Gartner, Inc.*	18,954	264,408
Harris Corp.	43,549	2,059,431
Henry (Jack) & Associates	24,395	557,914
Imation Corp.	11,343	486,728
Ingram Micro, Inc.*	37,668	753,360
Integrated Device Tech., Inc.*	65,069	966,925
International Rectifier*	23,048	954,879
Intersil Corp. Cl A	46,205	1,336,249
Kemet Corp.*	28,193	266,988
Lam Research Corp.*	45,448	1,954,264
Lattice Semiconductor Corp.*	36,918	245,874
MEMC Elect. Materials, Inc.*	53,666	1,981,349

9

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
MPS Group, Inc.*	32,867	502,865
Macrovision Corp.*	16,690	369,684
McAfee, Inc.*	54,041	1,314,818
McData Corporation Cl A*	49,679	229,517
Medics Pharmaceutical Corp.	17,473	569,620
Mentor Graphics Corp.*	25,727	284,283
Micrel, Inc.*	20,727	307,174
Microchip Technology, Inc.	69,228	2,512,976
National Instruments Corp.	17,986	586,703
Newport Corp.*	12,977	244,746
Plantronics, Inc.	15,280	541,370
Plexus Corp.*	14,454	543,037
Polycom, Inc.*	28,259	612,655
Powerwave Technologies, Inc.*	35,937	484,790
RF Micro Devices*	61,537	532,295
RSA Security, Inc.*	23,060	413,696
Reynolds & Reynolds Co.	16,618	471,951
SRA International, Inc. Cl A*	12,186	459,778
Sandisk Corp.*	59,824	3,441,076
Semtech Corp.*	23,669	423,438
Silicon Laboratories, Inc.*	14,707	808,150
Sybase, Inc.*	29,603	625,215
Synopsys, Inc.*	46,752	1,044,907
Tech Data Corp.*	18,347	677,188
Transaction Systems Architects	12,073	376,798
Triquint Semiconductor, Inc.*	45,491	223,816
Utstarcom, Inc.*	34,153	214,822
Vishay Intertechnology, Inc.*	59,912	853,147
Western Digital Corp.*	71,257	1,384,524
Wind River Systems*	24,290	302,411
Zebra Technologies Cl A*	22,860	1,022,299
		61,345,772
TELECOMMUNICATIONS (0.4%)
Cincinnati Bell, Inc.*	79,989	361,550
Telephone & Data Systems, Inc.	33,342	1,315,008
		1,676,558
UTILITIES (7.4%)
AGL Resources, Inc.	25,299	912,029
Alliant Energy Corp.	38,085	1,198,535

10

	Shares	Value($)
COMMON STOCKS:
UTILITIES (Cont’d.)
Aqua America, Inc.	41,808	1,163,099
Aquila, Inc.*	121,417	484,454
Black Hills Corp.	10,764	365,976
DPL, Inc.	41,122	1,110,294
Duquesne Light Holdings, Inc.	25,403	419,150
Energy East Corporation	47,986	1,166,060
Equitable Resources, Inc.	38,943	1,421,809
Great Plains Energy, Inc.	24,316	684,495
Hawaiian Electric Inds.	26,339	714,577
IdaCorp, Inc.	13,807	449,004
MDU Resources Group	38,977	1,303,781
NSTAR	34,705	992,910
National Fuel Gas Co.	27,459	898,458
Northeast Utilities	49,854	973,649
OGE Energy Corp.	29,429	853,441
Oneok, Inc.	38,096	1,228,596
PNM Resources, Inc.	22,343	545,169
Pepco Holdings, Inc.	61,735	1,406,941
Puget Energy, Inc.	37,519	794,652
Questar Corp.	27,710	1,941,086
SCANA Corp.	37,199	1,459,689
Sierra Pacific Resources*	65,272	901,406
Southwestern Energy Co.*	54,450	1,752,746
Vectren Corporation	24,756	653,063
WGL Holdings, Inc.	15,844	481,974
WPS Resources	12,995	639,614
Westar Energy, Inc.	28,261	588,111
Wisconsin Energy Corp.	38,010	1,520,020
		29,024,788

TOTAL COMMON STOCKS (Cost: $298,025,597) 95.8%		376,634,323

*Non-income producing security.

11

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (a)	4.59	04/20/06	600,000	598,548
U.S. Treasury Bill (a)	4.50	06/01/06	200,000	198,444
				796,992
COMMERCIAL PAPER (3.7%)
Gannett Co., Inc.	4.80	04/03/06	3,037,000	3,036,190
General Electric Capital Corp.	4.74	04/03/06	9,000,000	8,997,630
Nestle Capital Corp.	4.73	04/10/06	2,660,000	2,656,853
				14,690,673

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $15,487,690) 3.9%				15,487,665

TOTAL INVESTMENTS (Cost: $313,513,287) 99.7%				392,121,988

OTHER NET ASSETS 0.3%				1,143,071

NET ASSETS 100.0%				$393,265,059

(a)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

	Expiration	Underlying Face	Unrealized
	Date	Amount at Value	Gain(Loss)
Purchased

39 S & P Stock Index Futures Contracts	June 2006	$15,568,800	$160,550

Face Value of futures purchased and outstanding as a percentage of total investments in securities:  4.0%

12

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Mid-Cap Equity Index Fund are:

Unrealized Appreciation	$92,893,624
Unrealized Depreciation	(17,995,173)
Net	$74,898,451

Cost of Investments	$317,223,562

13

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (4.4%)
Century Aluminum Company*	38,280	1,624,986
Coeur D’Alene Mines Corp.*	78,300	514,431
Commercial Metals Co.	74,960	4,009,610
Cytec Industries, Inc.	30,730	1,844,107
Georgia Gulf Corp.	13,380	347,746
Glatfelter	60,630	1,111,348
Longview Fibre Co.	71,100	1,837,224
Lubrizol Corp.	42,220	1,809,127
Oregon Steel Mills, Inc.*	39,440	2,018,144
Steel Dynamics, Inc.	12,480	707,990
		15,824,713
CONSUMER, CYCLICAL (11.5%)
AAR Corp.*	21,200	603,776
Aaron Rents, Inc.	34,700	942,799
Aeropostale, Inc.*	33,400	1,007,344
Audiovox Corp. Cl A*	245,182	2,927,473
CROCS, Inc.*	16,475	414,346
CSK Auto Corp.*	46,130	639,823
Charming Shoppes, Inc.*	52,780	784,839
Crown Holdings, Inc.*	184,160	3,266,997
Gamestop Corp.*	93,221	4,394,438
Hartmarx Corp.*	39,220	349,450
Hibbett Sporting Goods, Inc.*	71,535	2,359,940
Hot Topic, Inc.*	55,625	806,563
Hudson Highland Group*	50,400	954,576
Jo-Ann Stores, Inc.*	55,950	753,087
Landry’s Restaurant, Inc.	85,616	3,024,813
Lithia Motors, Inc. Cl A	24,240	841,128
Lone Star Steakhouse	59,340	1,686,443
Omega Protein Corp.*	3,077	17,570
Payless Shoesource, Inc.*	82,294	1,883,710
Pinnacle Entertainment, Inc.*	57,842	1,629,409
Red Robin Gourmet Burgers*	33,603	1,586,062
Sunopta*	67,670	582,639
Sunterra Corporation*	113,490	1,620,637
The Bombay Company, Inc.*	323,880	1,068,804
The Warnaco Group, Inc.*	73,432	1,762,368
Wild Oaks Markets, Inc.*	72,533	1,474,596

1

	Shares	Value($)
COMMON STOCKS:
CONSUMER, CYCLICAL (Cont’d.)
Winnebago Industries, Inc.	23,930	726,036
Wolverine World Wide, Inc.	151,489	3,352,452
		41,462,118
CONSUMER, NON-CYCLICAL (3.3%)
Alkermes, Inc.*	44,240	975,492
Boston Beer Co., Inc. Cl A*	6,390	166,204
Chattem, Inc.*	26,650	1,003,373
Conmed Corp.*	45,690	874,964
Flowers Foods, Inc.	12,410	368,577
Hologic, Inc.*	20,000	1,107,000
Longs Drug Stores Corp.	56,400	2,610,192
MGI Pharma, Inc.*	66,880	1,170,400
Serologicals Corp.*	65,813	1,609,786
Sovran Self-Storage, Inc.	8,125	448,500
Walter Industries, Inc.	20,790	1,385,030
		11,719,518
ENERGY (6.5%)
CNX Gas Corp.*	85,860	2,232,360
Crosstex Energy, Inc.	7,100	549,895
Denbury Resources, Inc.*	50,216	1,590,341
Helix Energy Solutions Group*	59,290	2,247,091
Holly Corp.	44,693	3,312,645
NS Group, Inc.*	90,055	4,145,232
Range Resources Corp.	179,900	4,913,068
Todco Cl A	11,206	441,628
Unisource Energy Corp.	61,390	1,872,395
Whittier Energy*	302,200	2,178,861
		23,483,516
FINANCIAL (23.5%)
Acadia Realty Trust	36,170	851,804
American Home Mortgage Investment Corp.	28,040	875,128
AmericanWest Bancorp*	37,610	995,537
Argonaut Group, Inc.*	30,765	1,093,695
Assured Guaranty Co.*	84,590	2,114,750
Bank Mutual Corp.	151,620	1,795,181
BankAtlantic Bancorp, Inc. Cl A	157,840	2,271,318
Banner Corporation	30,430	1,034,620
Boykin Lodging Company*	30,090	339,716
Brookline Bankcorp	161,240	2,497,608

2

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Ceres Group, Inc.*	137,710	760,159
Choice Hotels International, Inc.	43,580	1,995,092
Columbia Banking System	38,985	1,304,438
Conseco, Inc.*	77,770	1,930,251
Equity Inns, Inc.	162,290	2,629,098
Euronet Worldwide*	18,525	700,801
First Financial Holdings, Inc.	29,920	948,464
First Niagara Financial Group	140,480	2,059,437
First State Bank Corporation	107,700	2,860,512
Getty Realty Corp.	24,261	705,995
Highwoods Properties, Inc.	51,170	1,725,964
IShares S&P MIDCAP 400	27,200	2,165,935
IShares Russell Micropac	97,143	5,676,065
Iberia Bank Corp.	7,212	407,983
JER Investors Trust, Inc.	51,040	848,285
Jackson Hewitt Tax Service	32,600	1,029,508
KNBT Bancorp, Inc.	110,800	1,811,580
Knight Capital Group, Inc.*	44,730	623,089
La Salle Hotel Properties	39,175	1,606,175
LandAmerica Financial Group	34,770	2,359,145
Lazard, Ltd. Cl A*	28,000	1,239,000
MAF Bancorp	50,620	2,215,637
Medical Properties Trust, Inc.	176,180	1,902,744
Mid-America Apt. Communities	28,390	1,554,353
MoneyGram International, Inc.	43,675	1,341,696
NASDAQ Stock Market, Inc.*	21,300	852,852
National Financial Partners	27,220	1,538,474
NewAlliance Bankshare	147,590	2,129,724
PHH Corp.*	102,590	2,739,153
Pennsylvania REIT	28,700	1,262,800
Placer Sierra Banschares	52,140	1,488,597
Platinum Underwriters Holdings*	35,440	1,031,304
PrivateBancorp, Inc.	40,447	1,678,146
Provident Financial Services	118,590	2,146,479
Santander Bancorp	45,565	1,157,351
Sterling Financial Corp.	63,126	1,830,654
Stewart Information Services	25,300	1,191,124
Summit Bancshares, Inc. (TX)	55,305	1,065,727
Sws Group, Inc.	54,270	1,419,161

3

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Taberna Realty Fin. Trust	178,600	2,366,450
Texas Regional Bancshares	54,359	1,603,038
Tower Group, Inc.	41,870	967,197
Vintage Wine Trust, Inc.	189,970	1,709,730
		84,448,724
HEALTHCARE (7.5%)
Adolor Corporation*	31,875	758,625
Advanced Medical Optics, Inc.*	41,989	1,958,367
Amylin Pharmaceuticals, Inc.*	36,753	1,799,059
Arthrocare Corp.*	12,400	592,968
CV Therapeutics, Inc.*	42,768	944,317
Caliper Life Sciences, Inc.*	106,978	684,659
Conceptus, Inc.*	101,680	1,333,025
DJ Orthopedics, Inc.*	43,405	1,725,783
Digene Corp.*	50,620	1,979,242
Enzon, Inc.*	106,930	866,133
Genesis HealthCare Corp.*	20,450	898,573
Human Genome Sciences, Inc.*	85,150	925,581
Intuitive Surgical, Inc.*	7,800	920,400
Inverness Medical Innovations*	25,230	724,858
Keryx Biopharmaceuticals, Inc.	24,800	473,928
Kyphon, Inc.*	19,950	742,140
Myogen, Inc.*	24,666	892,663
Nuvasive, Inc.*	30,900	582,465
Psychiatric Solutions*	24,600	814,998
Senomyx, Inc.*	24,600	404,916
Steris Corp.	29,345	724,235
Theravance, Inc.*	34,045	954,622
Thoratec Corp.*	31,100	599,297
United Surgical Partners, Inc.	38,602	1,366,897
Valeant Pharmaceuticals	30,521	483,758
Ventana Medical Systems, Inc.*	37,752	1,576,901
Viasys Healthcare, Inc.*	44,205	1,329,686
		27,058,096
INDUSTRIAL (21.6%)
Actuant Corp. Cl A	29,950	1,833,539
Acuity Brands, Inc.	22,080	883,200
Agnico-Eagle Mines, Ltd.	112,433	3,423,585
Allis-Chalmers Corp.*	45,950	626,299

4

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Apogee Enterprises, Inc.	153,220	2,586,354
Aspect Medical Systems, Inc.*	28,980	795,211
Baker (Michael) Corp.*	25,360	718,449
Benchmark Electronics*	65,158	2,498,809
Champion Enterprises, Inc.*	282,465	4,225,676
Conexant Systems, Inc.*	208,540	719,463
Curtis Wright Corp. Cl B	34,515	2,284,893
Cymer, Inc.*	23,860	1,084,198
Diagnostic Products Corp.	14,620	696,351
Eagle Materials, Inc.	26,175	1,668,918
EastGroup Properties, Inc.	9,200	436,448
Eclipsys Corp.*	43,575	1,028,806
Filenet Corp.*	17,800	480,956
Frozen Foods Express Ind.*	94,091	983,251
Gardner Denver Machinery*	46,420	3,026,584
General Cable Corp.*	67,730	2,054,251
Genesee & Wyoming, Inc. Cl A*	54,817	1,681,786
Genlyte Group, Inc.*	12,140	827,220
Granite Construction	20,374	991,806
HUB Group, Inc. Cl A*	36,980	1,685,547
Harmonic, Inc.*	96,975	617,731
Healthcare Services Group	39,600	845,856
Hydril Company*	24,585	1,916,401
ICO, Inc.*	92,740	463,700
Kennametal, Inc.	50,140	3,065,560
Kirby Corp.*	48,074	3,274,320
Komag, Inc.*	22,380	1,065,288
Labor Ready, Inc.*	30,624	733,445
Landstar System, Inc.	49,652	2,190,646
Lincoln Electric Holdings	38,405	2,073,486
Littelfuse, Inc.*	12,400	423,212
Marinemax, Inc.*	52,110	1,746,727
Moog, Inc. Cl A*	25,600	908,544
Morton’s Restaurant Group*	26,655	463,264
RailAmerica, Inc.*	300,235	3,200,504
Regal-Beloit Corp.	29,385	1,242,104
Shaw Group, Inc.*	111,548	3,391,059
Siligan Holdings, Inc.	70,300	2,823,951
Simpson Manufacturing Co., Inc	11,550	500,115

5

	Shares	Value($)
COMMON STOCKS:
INDUSTRIAL (Cont’d.)
Texas Industries, Inc.	36,920	2,233,291
Trinity Industries	69,910	3,802,405
Universal Forest Products	40,970	2,601,185
Werner Enterprises, Inc.	48,100	883,597
		77,707,991
TECHNOLOGY (16.0%)
3Com Corp.*	117,030	599,194
Activision, Inc.*	78,700	1,085,273
Adtran, Inc.	27,025	707,515
Akami Technologies*	41,350	1,360,002
Altiris, Inc.*	31,400	691,114
Andrew Corp.*	71,970	883,792
Anixter International, Inc.	43,710	2,088,464
Ansys, Inc.*	17,750	961,163
Arris Group, Inc.*	87,750	1,207,440
Aspen Technology, Inc.*	83,150	1,051,848
Avocent Corp.*	29,400	933,156
BearingPoint, Inc.*	55,250	469,073
Checkpoint Systems*	28,670	770,650
Computer Programs & Systems	21,250	1,062,500
Credence Systems Corp.*	58,140	426,748
Digital Insight Corporation*	24,700	899,080
Digitas*	33,575	483,480
Electronics For Imaging, Inc.*	50,710	1,418,358
Entegris, Inc*	37,600	400,064
Fairchild Semiconductor International*	53,650	1,023,106
Global Imaging Systems., Inc.*	19,020	722,380
Hutchinson Tech*	20,010	603,702
Imation Corp.	28,280	1,213,495
Informatica Corp.*	46,900	729,295
Integrated Device Tech., Inc.*	81,027	1,204,061
Lecroy Corp.*	93,185	1,458,345
Medics Pharmaceutical Corp.	108,955	3,551,932
Microsemi Corp.*	97,275	2,831,675
Netlogic Microsystems, Inc.*	10,450	430,645
Neustar, Inc. Cl A*	25,100	778,100
Open Text Corp*	59,525	977,996
Palm, Inc.*	69,220	1,603,135
Parametric Technology Corp.*	68,718	1,122,165

6

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (Cont’d.)
Perot Systems Corp. Cl A*	55,630	865,603
Powerwave Technologies, Inc.*	32,560	439,234
Quest Software, Inc.*	29,300	489,310
RF Micro Devices*	162,450	1,405,193
Red Hat, Inc.*	75,425	2,110,392
Rogers Corp.*	27,655	1,506,644
SPSS, Inc.*	32,650	1,033,699
Silicon Laboratories, Inc.*	23,450	1,288,578
Sonosite, Inc.*	32,910	1,337,462
Syniverse Holdings, Inc.*	54,310	858,098
Technitrol Inc.	30,270	725,875
Tibco Software, Inc.*	121,300	1,014,068
Trident Microsystems*	29,290	851,167
ValueClick , Inc.*	78,800	1,333,296
Varian Semiconductor Equip.*	47,450	1,332,396
Viasat, Inc.*	62,654	1,795,037
Wabtech	81,190	2,646,794
aQuantive, Inc.*	33,989	800,101
		57,581,893
TELECOMMUNICATIONS (0.6%)
CT Communications, Inc.	41,950	570,101
Cincinnati Bell, Inc.*	59,170	267,448
Valor Communications Group	96,320	1,267,571
		2,105,120
UTILITIES (2.1%)
Avista Corp.	41,150	849,748
Northwestern Corp	23,150	720,891
PNM Resources, Inc.	97,090	2,368,994
Sierra Pacific Resources*	147,140	2,032,003
Westar Energy, Inc.	71,140	1,480,423
		7,452,059

TOTAL COMMON STOCKS (Cost: $276,626,142) 97.0%		348,843,748

*Non-income producing security.

7

	Shares	Value($)
PREFERRED STOCKS:
FINANCIAL (0.3%)
Quanta Capital Holdings	48,020	1,075,648

TOTAL PREFERRED STOCKS (Cost: $1,200, 500) 0.3%		1,075,648

			Face
	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%)
GSC Capital Corp.	7.25	07/15/10	1,890,000	1,890,000

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,890,000) 0.5%				1,890,000

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.7%)
Federal National Mortgage Association	4.65	04/03/06	9,550,000	9,547,533

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,547,533) 2.7%				9,547,533

TEMPORARY CASH INVESTMENTS** (Cost: $29,300) 0.0% (1)				29,300

TOTAL INVESTMENTS (Cost: $289,293,475) 100.5%				361,386,229

OTHER NET ASSETS -0.5%				(1,888,674)

NET ASSETS 100.0%				$359,497,555

(1)  Less than 0.05%.

**  The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2006 was 4.37%.

8

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Aggressive Equity  Fund are:

Unrealized Appreciation	$76,611,050
Unrealized Depreciation	(4,820,294)
Net	$71,790,756

Cost of Investments	$289,595,473

9

MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.7%)
Dow Chemical Co.	28,583	1,160,470
Phelps Dodge Corp.	22,480	1,810,314
Vulcan Materials Co.	10,527	912,165
		3,882,949
CONSUMER, CYCLICAL (6.4%)
Best Buy Co., Inc.	34,493	1,929,193
Carnival Corp.	18,929	896,667
Home Depot, Inc.	22,687	959,660
International Game Technology	24,694	869,723
Johnson Controls, Inc.	12,437	944,341
Kohl’s Corp.*	35,975	1,907,035
Omnicom Group, Inc.	9,028	751,581
Penney (J.C.) Co., Inc.	26,772	1,617,297
Staples, Inc.	52,423	1,337,835
Starbucks Corp.*	25,359	954,513
Starwood Hotels & Resorts*	14,528	983,981
Target Corp.	32,063	1,667,597
		14,819,423
CONSUMER, NON-CYCLICAL (5.2%)
CVS Corp.	26,527	792,361
Colgate-Palmolive Co.	18,093	1,033,110
General Mills, Inc.	12,048	610,593
Hershey Food Corp.	16,872	881,225
PepsiCo, Inc.	29,274	1,691,744
Proctor & Gamble Co.	58,729	3,383,965
Safeway, Inc.	34,774	873,523
Wal-Mart Stores, Inc.	37,800	1,785,672
Whole Foods Market, Inc.	13,699	910,162
		11,962,355
ENERGY (5.9%)
Devon Energy Corp.	27,782	1,699,425
Exxon Mobil Corp.	72,133	4,390,736
Halliburton Co.	37,344	2,726,859
Transocean, Inc.*	31,399	2,521,340
Valero Energy Corp.	38,669	2,311,633
		13,649,993
FINANCIAL (11.9%)
Allstate Corp.	16,876	879,577
American International Group, Inc.	29,706	1,963,270

1

	Shares	Value($)
COMMON STOCKS:
FINANCIAL (Cont’d.)
Bank of America Corp.	70,228	3,198,183
Bear Stearns Cos., Inc.	13,070	1,812,809
Capital One Financial Corp.	17,702	1,425,365
Citigroup, Inc.	81,733	3,861,067
Golden West Financial Corp.	14,397	977,556
Goldman Sachs Group, Inc.	7,490	1,175,630
Hartford Financial Service Group, Inc.	12,228	984,965
Merrill Lynch & Co., Inc.	31,911	2,513,310
Morgan Stanley	13,462	845,683
North Fork Bancorp, Inc.	59,882	1,726,398
Safeco Corp.	17,292	868,231
Wachovia Corp.	38,722	2,170,368
Wells Fargo & Company	45,141	2,883,156
		27,285,568
HEALTHCARE (6.5%)
Abbott Laboratories	35,546	1,509,639
Aetna, Inc.	33,364	1,639,507
Amgen, Inc.*	28,455	2,070,101
Caremark Rx, Inc.	11,360	558,685
Genzyme Corp. (Genl. Div.)*	10,402	699,222
HCA, Inc.	15,151	693,764
Humana, Inc.*	6,528	343,699
Johnson & Johnson	46,749	2,768,476
Medimmune, Inc.*	7,146	261,401
Pfizer, Inc.	82,128	2,046,630
St. Jude Medical, Inc.*	11,593	475,313
Wyeth	39,477	1,915,424
		14,981,861
INDUSTRIAL (6.7%)
Boeing Co.	19,992	1,557,977
Caterpillar, Inc.	21,388	1,535,872
Fluor Corp.	16,913	1,451,135
General Electric Co.	143,488	4,990,513
ITT Industries, Inc.	22,665	1,274,226
Tyco International, Ltd.	33,172	891,663
United Parcel Service Cl B	16,652	1,321,836
United Technologies Corp.	39,529	2,291,496
		15,314,718

2

	Shares	Value($)
COMMON STOCKS:
TECHNOLOGY (8.9%)
Andrew Corp.*	39,334	483,022
Apple Computer, Inc.*	12,942	811,722
Automatic Data Processing	16,328	745,863
Broadcom Corp. Cl A*	11,209	483,780
Cisco Systems, Inc.*	69,322	1,502,208
Corning, Inc.*	29,495	793,710
Dell, Inc.*	18,469	549,637
EMC Corp.*	67,394	918,580
Freescale Semiconductor Cl A*	19,160	532,073
Hewlett-Packard Co.	39,021	1,283,791
IBM Corp.	17,908	1,476,873
Intel Corp.	66,986	1,296,179
Maxim Integrated Products, Inc.	13,966	518,837
Microsoft Corp.	166,731	4,536,751
Motorola, Inc.	28,143	644,756
Oracle Corp.*	99,036	1,355,803
Qualcomm, Inc.	32,415	1,640,523
Texas Instruments, Inc.	24,733	803,081
		20,377,189
TELECOMMUNICATIONS (1.7%)
BellSouth Corp.	34,695	1,202,182
Sprint Nextel Corp.	54,447	1,406,910
Verizon Communications	37,459	1,275,854
		3,884,946
UTILITIES (2.1%)
Constellation Energy Group	10,111	553,173
Dominion Resources, Inc.	16,731	1,154,941
Exelon Corp.	31,468	1,664,657
FirstEnergy Corp.	12,491	610,810
Sempra Energy	18,003	836,419
		4,820,000

TOTAL COMMON STOCKS (Cost: $119,001,441) 57.0%		130,979,002

*Non-income producing security.

3

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Strip	AAA	0.00	08/15/21	7,000,000	3,199,665
					3,199,665
U.S. GOVERNMENT AGENCIES (15.3%)
MORTGAGE-BACKED OBLIGATIONS (14.7%)
FHLMC	AAA	8.00	07/15/06	1,363	1,360
FHLMC	AAA	5.00	06/15/17	4,000,000	3,911,427
FHLMC	AAA	4.00	10/15/26	1,800,000	1,721,416
FNMA	AAA	8.00	03/01/31	49,774	53,101
FNMA	AAA	7.50	06/01/31	51,579	53,912
FNMA	AAA	7.00	09/01/31	82,854	85,419
FNMA	AAA	7.00	11/01/31	144,979	149,467
FNMA	AAA	7.50	02/01/32	45,377	47,411
FNMA	AAA	6.00	03/01/32	87,657	87,774
FNMA	AAA	6.50	04/01/32	206,773	211,406
FNMA	AAA	6.00	04/01/32	186,748	186,923
FNMA	AAA	6.00	04/01/32	177,656	177,823
FNMA	AAA	7.00	04/01/32	70,489	72,615
FNMA	AAA	7.50	04/01/32	64,283	67,154
FNMA	AAA	8.00	04/01/32	20,473	21,843
FNMA	AAA	8.00	04/01/32	16,684	17,800
FNMA	AAA	6.00	05/01/32	189,194	189,371
FNMA	AAA	6.50	05/01/32	208,361	213,031
FNMA	AAA	6.50	05/01/32	205,799	210,411
FNMA	AAA	7.50	06/01/32	60,483	63,186
FNMA	AAA	7.00	06/01/32	28,048	28,893
FNMA	AAA	6.50	07/01/32	93,486	95,581
FNMA	AAA	6.00	04/01/33	587,009	587,560
FNMA	AAA	6.00	05/01/33	282,376	282,527
FNMA	AAA	5.00	06/01/33	1,172,701	1,119,584
FNMA	AAA	5.50	07/01/33	813,037	795,207
FNMA	AAA	5.50	09/01/33	719,773	703,987
FNMA	AAA	5.50	10/01/33	1,034,119	1,011,440
FNMA	AAA	5.00	11/01/33	1,639,731	1,565,461
FNMA	AAA	5.00	03/01/34	348,552	332,765
FNMA	AAA	5.50	03/01/34	272,390	266,416
FNMA	AAA	5.00	04/01/34	407,393	388,534
FNMA	AAA	5.50	05/01/34	1,873,865	1,831,807
FNMA	AAA	4.50	06/01/34	638,367	590,529

4

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	6.00	06/01/34	399,997	400,166
FNMA	AAA	5.50	07/01/34	743,914	727,218
FNMA	AAA	6.50	07/01/34	305,850	312,069
FNMA	AAA	6.00	09/01/34	214,148	214,238
FNMA	AAA	5.50	09/01/34	592,290	578,997
FNMA	AAA	5.50	10/01/34	402,176	393,149
FNMA	AAA	6.00	10/01/34	366,476	366,630
FNMA	AAA	6.00	11/01/34	478,661	478,863
FNMA	AAA	5.50	02/01/35	498,478	487,290
FNMA	AAA	5.12	02/01/35	415,367	405,565
FNMA	AAA	5.50	04/01/35	584,153	570,368
FNMA	AAA	5.00	04/01/35	734,685	699,603
FNMA	AAA	5.50	08/01/35	238,281	232,658
FNMA	AAA	5.00	09/01/35	487,107	463,847
FNMA	AAA	6.50	09/01/16	68,471	70,110
FNMA	AAA	6.00	03/01/17	45,146	45,774
FNMA	AAA	6.50	03/01/17	105,456	107,983
FNMA	AAA	5.50	04/01/17	105,392	104,859
FNMA	AAA	5.50	05/01/17	85,954	85,519
FNMA	AAA	6.50	05/01/17	64,542	66,089
FNMA	AAA	5.50	05/01/17	51,101	50,843
FNMA	AAA	6.50	06/01/17	101,857	104,298
FNMA	AAA	5.50	06/01/17	52,305	52,041
FNMA	AAA	5.00	04/01/18	1,351,072	1,319,869
FNMA	AAA	4.50	05/01/18	649,985	622,759
FNMA	AAA	5.00	09/01/18	666,784	651,384
FNMA	AAA	4.50	12/01/18	544,959	522,133
FNMA	AAA	4.50	02/01/19	266,743	255,283
FNMA	AAA	4.50	05/01/19	621,499	594,800
FNMA	AAA	4.00	05/01/19	349,778	327,517
FNMA	AAA	4.50	06/01/19	423,888	405,678
FNMA	AAA	6.00	05/01/23	259,250	260,703
FNMA	AAA	5.50	03/01/24	960,941	946,593
FNMA	AAA	5.50	09/01/25	441,212	434,112
GNMA (1)	AAA	6.50	04/15/31	29,198	30,280
GNMA (1)	AAA	7.00	05/15/31	23,730	24,749
GNMA (1)	AAA	7.00	09/15/31	28,242	29,454

5

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
GNMA (1)	AAA	7.00	09/15/31	2,673	2,788
GNMA (1)	AAA	6.50	10/15/31	34,986	36,283
GNMA (1)	AAA	6.50	12/15/31	29,710	30,812
GNMA (1)	AAA	6.50	05/15/32	35,703	37,023
GNMA (1)	AAA	7.00	05/15/32	19,012	19,826
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,105,480
					33,818,844
NON-MORTGAGE-BACKED OBLIGATION (0.6%)
FHLMC		4.50	01/15/13	1,500,000	1,441,515

BASIC MATERIALS (2.6%)
International Paper Co.	BBB	4.25	01/15/09	500,000	482,323
Lyondell Chemical Co.	BB-	10.25	11/01/10	500,000	537,500
Monsanto Co.	A-	4.00	05/15/08	500,000	485,532
PolyOne Corp.	B+	7.50	12/15/15	1,000,000	907,500
Praxair, Inc.	A-	6.90	11/01/06	2,500,000	2,523,072
Temple-Inland, Inc.	BBB	7.88	05/01/12	400,000	433,697
Worthington Industries, Inc.	BBB	6.70	12/01/09	500,000	514,250
					5,883,874
CONSUMER, CYCLICAL (3.5%)
Belo Corporation	BBB	8.00	11/01/08	500,000	523,112
Comcast Cable Communications	BBB+	6.20	11/15/08	500,000	508,309
Coors Brewing Co	BBB	6.38	05/15/12	500,000	515,582
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	478,876
Daimlerchrysler	BBB	4.05	06/04/08	250,000	242,251
Dow Jones & Co.	BBB+	3.88	02/15/08	250,000	243,655
Ethan Allen Interiors	A-	5.38	10/01/15	500,000	468,693
Fruit of the Loom (2)	NR	7.00	03/15/11	525,420	49,185
Fruit of the Loom (2)	NR	7.38	11/15/23	138,068	14
Johnson Controls, Inc.	A-	4.88	09/15/13	500,000	471,897
Kellwood, Co.	BB	7.88	07/15/09	750,000	745,567
May Dept Stores Co.	BBB	4.80	07/15/09	500,000	489,813
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	483,149
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	243,347
Quebecor World, Inc.	BB-	4.88	11/15/08	500,000	471,322
RadioShack Corp.	BBB+	7.38	05/15/11	500,000	516,941
Scholastic Corp.	BB+	5.00	04/15/13	500,000	429,722

6

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
Stanley Works	A	3.50	11/01/07	250,000	243,369
Target Corp.	A+	5.38	06/15/09	1,000,000	1,003,693
					8,128,497
CONSUMER, NON-CYCLICAL (1.4%)
Coca Cola Enterprises	A	2.50	09/15/06	500,000	493,592
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	491,830
Kellogg Co.	BBB+	2.88	06/01/08	500,000	474,717
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	256,743
Sara Lee Corp.	BBB+	6.25	09/15/11	500,000	506,248
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	1,000,000	1,048,443
					3,271,573
ENERGY (0.5%)
Anadarko Petroleum	BBB+	3.25	05/01/08	500,000	479,093
Cooper Cameron Corp.	BBB+	2.65	04/15/07	250,000	241,753
Ocean Energy, Inc.	BBB	4.38	10/01/07	500,000	492,997
					1,213,843
FINANCIAL (8.7%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,791
American Honda Finance	A+	3.85	11/06/08	500,000	482,271
Bank of America Corp.	AA-	4.75	10/15/06	500,000	498,720
Berkley (WR) Corp.	BBB+	8.70	01/01/22	1,500,000	1,782,909
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	475,732
Brandywine Realty Trust	BBB-	4.50	11/01/09	500,000	479,744
CIT Group, Inc.	A	2.88	09/29/06	500,000	494,633
Capital One Bank	BBB	5.75	09/15/10	250,000	252,179
CenterPoint PPTS	BBB	5.25	07/15/11	500,000	496,713
Colonial Properties Trust	BBB-	4.80	04/01/11	250,000	237,122
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,998
Developers Diversified Realty	BBB	5.00	05/03/10	250,000	243,171
First Horizon Mortgage Trust	AAA	5.00	06/25/33	1,158,915	1,146,321
Fairfax Financial Holdings	BB	8.25	10/01/15	500,000	435,000
First Tennessee National Bank	BBB+	4.50	05/15/13	1,500,000	1,391,416
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,794
Ford Motor Credit Co.	BB-	7.38	10/28/09	1,000,000	940,133
GE Capital Corp.	AAA	5.45	01/15/13	2,000,000	1,998,495
General Motor Acceptance Corp.	BB	0.00	12/01/12	2,500,000	1,352,908
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	500,000	481,902
HJ Heinz Finance	A-	6.00	03/15/12	500,000	498,756

7

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
JP Morgan Chase Bank	A+	5.63	08/15/06	500,000	500,878
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	488,943
Markel Corp.	BBB-	6.80	02/15/13	250,000	256,543
Markel Corp.	BBB-	7.00	05/15/08	250,000	255,984
National City Bank	A+	3.38	10/15/07	500,000	486,158
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	250,000	243,726
Northern Trust Co.	AA-	2.88	12/15/06	1,000,000	984,786
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	261,205
SLM Corp.	A	4.00	01/15/09	500,000	480,697
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	250,000	270,210
Textron Finance Corp.	A-	2.69	10/03/06	500,000	494,086
Union Planters Bank	A+	5.13	06/15/07	500,000	498,266
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,933
					20,122,123
HEALTHCARE (0.6%)
UnitedHealth Group	A	3.38	08/15/07	500,000	487,351
WellPoint, Inc.	BBB+	4.25	12/15/09	500,000	480,132
Wyeth	A	5.50	03/15/13	500,000	494,324
					1,461,807
INDUSTRIAL (1.9%)
Bunge, Ltd.	BBB	5.35	04/15/14	500,000	479,767
Deluxe Corp.	BBB-	3.50	10/01/07	500,000	479,169
Donnelley R.R. & Sons	A-	4.95	04/01/14	500,000	458,718
Lafarge Corp.	BBB	6.50	07/15/08	250,000	254,763
Masco Corp.	BBB+	5.88	07/15/12	500,000	498,189
Seariver Maritime	AAA	0.00	09/01/12	3,000,000	2,134,904
					4,305,510
TECHNOLOGY (0.9%)
Arrow Electronics	BBB-	6.88	06/01/18	500,000	509,218
Cisco Systems, Inc.	A+	5.25	02/22/11	500,000	495,733
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	501,605
IBM Corp.	A+	4.88	10/01/06	500,000	499,407
					2,005,963
TELECOMMUNICATIONS (0.4%)
Nextel Communications, Inc.	A-	5.25	01/15/10	500,000	500,000
Verizon Global	A	4.00	01/15/08	500,000	488,120
					988,120

8

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (1.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	482,895
Kinder Morgan	BBB	5.15	03/01/15	500,000	470,978
Pepco Holdings, Inc.	BBB	4.00	05/15/10	500,000	470,678
Progress Energy, Inc.	BBB	5.25	12/15/15	500,000	483,663
Telecom de Puerto Rico	BBB+	6.80	05/15/09	500,000	506,412
Virginia Electric & Power	BBB	4.50	12/15/10	500,000	476,421
					2,891,047

TOTAL LONG-TERM DEBT SECURITIES (Cost: $92,337,478) 38.5%					88,732,381

* The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

9

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.1%)
Federal National Mortgage Association	4.65	04/03/06	9,480,000	9,477,551

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $9,477,551) 4.1%				9,477,551

TEMPORARY CASH INVESTMENTS**(Cost: $12,700) 0.0% (3)				12,700

TOTAL INVESTMENTS (Cost: $220,829,170) 99.6%				229,201,634

OTHER NET ASSETS 0.4%				798,348

NET ASSETS 100.0%				$229,999,982

Abbreviations:	FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

(1)          U.S. Government guaranteed security.

(2)          Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3)          Less than 0.05%.

**     The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2006 was 4.37%.

The total value of investments not rated or below-investment grade as a percentage of the Fund’s total investments as of March 31, 2006  2.6%.

10

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Composite  Fund are:

Unrealized Appreciation	$15,459,256
Unrealized Depreciation	(7,425,563)
Net	$8,033,693

Cost of Investments	$221,167,941

11

MUTUAL OF AMERICA INVESTMENT CORPORATION (COSERVATIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Mid-Term Bond Fund (30.0%)	3,305,890	3,038,598
Bond Fund (30.0%)	2,425,680	3,033,080
Equity Index Fund (25.0%)	1,134,037	2,527,486
Short Term Bond (15.0%)	1,493,769	1,524,504

TOTAL INVESTMENTS (Cost: $10,215,428) 100.0%		10,123,668

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$10,123,668

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Conservative Allocation  Fund are:

Unrealized Appreciation	$154,662
Unrealized Depreciation	(288,155)
Net	$(133,493)

Cost of Investments	$10,257,161

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)

Mutual of America Investment Corporation
Equity Index Fund (34.9%)	9,406,612	20,965,006
Bond Fund (29.9%)	14,371,601	17,970,308
Mid-Term Bond (20.0%)	13,058,039	12,002,257
Mid-Cap Equity Index Fund (15.2%)	5,525,012	9,106,734

TOTAL INVESTMENTS (Cost: $58,624,915) 100.0%		60,044,305

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$60,044,305

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Moderate  Allocation  Fund are:

Unrealized Appreciation	$2,633,406
Unrealized Depreciation	(1,374,527)
Net	$1,258,879

Cost of Investments	$58,785,426

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

	Shares	Value($)
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Equity Index Fund (44.8%)	10,898,908	24,290,964
Bond Fund (24.9%)	10,792,367	13,494,818
Mid-Cap Equity Index Fund (20.2%)	6,638,385	10,941,877
Aggressive Equity Fund (10.1%)	2,675,434	5,482,725

TOTAL INVESTMENTS (Cost: $50,913,988) 100.0%		54,210,384

OTHER NET ASSETS 0.0%		—

NET ASSETS 100.0%		$54,210,384

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Aggressive  Allocation  Fund are:

Unrealized Appreciation	$3,865,451
Unrealized Depreciation	(644,292)
Net	$3,221,159

Cost of Investments	$50,989,225

1

MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES
DISCOUNT NOTES (35.6%)
FHLB	AAA	4.58	04/04/06	1,000,000	999,618
FHLB	AAA	4.53	04/05/06	3,000,000	2,998,487
FHLB	AAA	4.53	04/17/06	1,000,000	997,979
FHLB	AAA	4.64	04/19/06	8,484,000	8,464,315
FHLB	AAA	4.50	04/21/06	2,826,000	2,818,902
FHLB	AAA	4.51	04/26/06	8,000,000	7,974,856
FHLB	AAA	4.52	04/26/06	2,512,000	2,504,079
FHLB	AAA	4.51	04/26/06	1,158,000	1,154,356
FHLB	AAA	4.52	04/28/06	3,328,000	3,316,673
FHLMC	AAA	4.47	04/18/06	4,600,000	4,590,242
FHLMC	AAA	4.69	04/25/06	3,169,000	3,159,133
FNMA	AAA	4.65	04/03/06	8,827,000	8,824,720
FNMA	AAA	4.70	04/12/06	1,226,000	1,224,239
FNMA	AAA	4.50	04/19/06	2,300,000	2,294,800
FNMA	AAA	4.52	04/28/06	238,000	237,190
					51,559,589

COMMERCIAL PAPER (64.4%)
7-Eleven, Inc.	A1+/P1	4.57	04/03/06	2,300,000	2,299,414
7-Eleven, Inc.	A1+/P1	4.70	04/10/06	1,600,000	1,598,117
7-Eleven, Inc.	A1+/P1	4.72	04/13/06	653,000	651,971
American Express Credit Corp.	A1/P1	4.50	04/03/06	1,000,000	999,748
American Express Credit Corp.	A1/P1	4.56	04/07/06	1,700,000	1,698,704
American Express Credit Corp.	A1/P1	4.55	04/10/06	1,000,000	998,856
Anheuser-Busch Co.	A1/P1	4.72	04/03/06	4,000,000	3,998,951
Becton Dickinson & Co.	A1/P1	4.74	04/18/06	1,547,000	1,543,535
Caterpillar, Inc.	A1/P1	4.73	04/07/06	4,000,000	3,996,846
Caterpillar, Inc.	A1/P1	4.75	04/07/06	300,000	299,762
Coca-Cola Co.	A1/P1	4.50	04/03/06	3,800,000	3,799,047
Coca-Cola Enterprises	A1/P1	4.66	04/04/06	2,100,000	2,099,183
Coca-Cola Enterprises	A1/P1	4.55	04/04/06	1,800,000	1,799,316
Coca-Cola Enterprises	A1/P1	4.75	04/21/06	400,000	398,944
Colgate-Palmolive Corp.	A1+/P1	4.74	04/05/06	400,000	399,789
Colgate-Palmolive Corp.	A1+/P1	4.71	04/21/06	2,700,000	2,692,932
Colgate-Palmolive Corp.	A1+/P1	4.70	04/21/06	1,200,000	1,196,866
duPont (E.I.) deNemours & Co.	A1/P1	4.70	04/24/06	2,786,000	2,777,632
duPont (E.I.) deNemours & Co.	A1/P1	4.70	05/11/06	1,100,000	1,094,254

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
duPont (E.I.) deNemours & Co.	A1/P1	4.71	05/10/06	365,000	363,137
Emerson Electric	A1/P1	4.72	04/07/06	4,000,000	3,996,853
Executive Jets, Inc.	A1+/P1	4.53	04/05/06	1,000,000	999,493
Executive Jets, Inc.	A1+/P1	4.77	06/01/06	2,000,000	1,983,568
Gannett Co., Inc.	A1/P1	4.80	04/03/06	381,000	380,898
Gannett Co., Inc.	A1/P1	4.52	04/04/06	1,700,000	1,699,357
Gannett Co., Inc.	A1/P1	4.50	04/04/06	1,300,000	1,299,510
Gannett Co., Inc.	A1/P1	4.53	04/04/06	900,000	899,659
General Electric Capital Corp.	A1+/P1	4.53	04/05/06	1,100,000	1,099,442
General Electric Capital Corp.	A1+/P1	4.57	04/14/06	800,000	798,672
General Electric Capital Corp.	A1+/P1	4.66	05/08/06	1,000,000	995,195
General Electric Capital Corp.	A1+/P1	4.78	05/16/06	400,000	397,610
General Electric Co.	A1+/P1	4.54	04/07/06	1,000,000	999,238
Hershey Foods	A1/P1	4.54	04/03/06	1,500,000	1,499,621
Hershey Foods	A1/P1	4.72	05/03/06	1,100,000	1,095,383
Hershey Foods	A1/P1	4.75	04/17/06	700,000	698,521
Hershey Foods	A1/P1	4.73	05/03/06	700,000	697,057
Kimberly Clark Worldwide	A1+/P1	4.53	04/05/06	1,900,000	1,899,041
Kimberly Clark Worldwide	A1+/P1	4.73	04/18/06	1,575,000	1,571,480
Kimberly Clark Worldwide	A1+/P1	4.72	04/27/06	500,000	498,295
National Rural Utilities	A1/P1	4.59	04/12/06	1,000,000	998,593
National Rural Utilities	A1/P1	4.72	04/13/06	650,000	648,976
National Rural Utilities	A1/P1	4.55	04/18/06	1,800,000	1,796,117
National Rural Utilities	A1/P1	4.62	04/18/06	500,000	498,906
National Rural Utilities	A1/P1	4.79	05/08/06	300,000	298,523
Nestle Capital Corp.	A1+/P1	4.56	04/06/06	2,827,000	2,825,204
Nestle Capital Corp.	A1+/P1	4.54	04/17/06	1,000,000	997,973
Nestle Capital Corp.	A1+/P1	4.73	04/13/06	450,000	449,290
New Jersey Natural Gas	A1/P1	4.73	04/04/06	1,500,000	1,499,408
Pitney Bowes	A1/P1	4.72	04/10/06	3,900,000	3,895,396
Pitney Bowes	A1/P1	4.71	04/28/06	350,000	348,763
Sherwin Williams	A1/P1	4.52	04/11/06	2,800,000	2,796,459
Sherwin Williams	A1/P1	4.51	04/04/06	900,000	899,659
Siemens Capital	A1+/P1	4.48	04/07/06	3,800,000	3,797,144
UPS	A1+/P1	4.52	04/03/06	2,052,000	2,051,485
UPS	A1+/P1	4.51	04/03/06	1,000,000	999,749
UPS	A1+/P1	4.50	04/03/06	848,000	847,788
Unilever Capital	A1/P1	4.49	04/03/06	3,800,000	3,799,049

2

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (Cont’d.)
Unilever Capital	A1/P1	4.71	05/03/06	400,000	398,325
Washington Gas Light Co.	A1/P1	4.83	04/03/06	1,210,000	1,209,675
XTRA, Inc.	A1+/P1	4.56	04/03/06	700,000	699,822
XTRA, Inc.	A1+/P1	4.60	04/03/06	350,000	349,910
XTRA, Inc.	A1+/P1	4.76	04/04/06	580,000	579,770
XTRA, Inc.	A1+/P1	4.60	04/05/06	1,300,000	1,299,333
XTRA, Inc.	A1+/P1	4.68	04/17/06	400,000	399,166
XTRA, Inc.	A1+/P1	4.75	04/24/06	850,000	847,418
					93,447,798

TOTAL INVESTMENTS (Cost: $145,007,652) 100.0%					145,007,387

OTHER NET ASSETS 0.0% (1)					3,205

NET ASSETS 100.0%					$145,010,592

(1)  Less than 0.05%.

* The ratings are provided by Standard & Poor’s Corporation/Moody’s Investor Service, Inc.

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Money Market Fund are:

Unrealized Appreciation	$0
Unrealized Depreciation	(265)
Net	$(265)

Cost of Investments	$145,007,652

3

MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.3%)
U.S. Treasury Note	AAA	2.75	07/31/06	2,000,000	1,987,266
U.S. Treasury Note	AAA	3.00	11/15/07	350,000	339,965
U.S. Treasury Strip	AAA	0.00	11/15/08	4,000,000	3,529,500
					5,856,731
U.S. GOVERNMENT AGENCIES (50.8%)
MORTGAGE-BACKED OBLIGATIONS (10.1%)
FHLMC	AAA	8.50	06/01/06	5,726	5,770
FHLMC	AAA	7.50	02/15/07	5,716	5,705
FHLMC	AAA	7.00	03/15/07	5,275	5,264
FHLMC	AAA	7.75	05/01/08	48,389	49,202
FHLMC	AAA	6.00	10/01/08	76,833	77,375
FHLMC	AAA	5.50	04/01/09	57,261	57,244
FHLMC	AAA	5.50	06/01/09	56,050	55,866
FHLMC	AAA	8.25	10/01/09	7,064	7,136
FHLMC	AAA	6.50	11/01/09	16,408	16,654
FHLMC	AAA	7.50	07/01/10	2,937	3,007
FHLMC	AAA	6.00	11/01/10	43,472	43,913
FHLMC	AAA	7.00	02/01/14	47,276	48,880
FHLMC	AAA	6.50	04/01/14	198,497	203,843
FHLMC	AAA	8.00	05/01/14	6,890	6,980
FHLMC	AAA	6.00	07/01/16	17,070	17,380
FHLMC	AAA	8.50	09/01/17	9,048	9,169
FHLMC	AAA	8.00	09/01/18	32,209	32,830
FHLMC	AAA	6.00	02/01/19	52,976	53,397
FHLMC	AAA	7.50	03/15/21	33,631	33,560
FHLMC	AAA	4.50	03/15/22	916,130	911,464
FHLMC	AAA	4.00	11/15/26	433,971	425,552
FNMA	AAA	7.50	01/01/09	3,342	3,373
FNMA	AAA	8.75	09/01/16	21,464	21,577
FNMA	AAA	7.50	07/01/06	53	53
FNMA	AAA	7.75	03/01/08	9,710	9,776
FNMA	AAA	8.00	04/01/08	10,906	11,174
FNMA	AAA	6.00	09/01/08	32,538	32,719
FNMA	AAA	7.50	09/01/08	13,704	13,854
FNMA	AAA	5.50	11/01/08	37,294	37,209
FNMA	AAA	5.50	12/01/08	9,587	9,565
FNMA	AAA	5.50	02/01/09	25,024	24,966
FNMA	AAA	6.00	07/01/09	40,358	40,582

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES: (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	8.50	12/01/09	18,965	19,703
FNMA	AAA	8.25	01/01/10	14,404	14,455
FNMA	AAA	6.00	01/01/11	21,271	21,389
FNMA	AAA	6.00	09/01/12	70,805	71,665
FNMA	AAA	6.50	08/01/13	44,778	45,601
FNMA	AAA	8.00	06/01/17	3,927	3,940
FNMA	AAA	4.50	10/25/17	958,570	948,303
FNMA	AAA	6.50	01/25/23	38,733	38,793
FNMA	AAA	6.50	12/25/23	146,734	147,199
FNMA	AAA	4.00	11/25/26	97,405	95,572
GNMA (1)	AAA	7.50	07/15/07	11,776	11,896
GNMA (1)	AAA	7.00	08/15/07	29,232	29,486
GNMA (1)	AAA	7.50	05/20/08	15,818	16,085
GNMA (1)	AAA	6.00	11/15/08	41,530	41,791
GNMA (1)	AAA	6.00	06/15/09	20,827	21,017
GNMA (1)	AAA	9.00	03/15/10	10,681	11,267
Residential Funding Mtge. Sec.	AAA	5.00	02/25/33	51,089	50,903
					3,864,104
NON-MORTGAGE-BACKED OBLIGATION (40.7%)
FFCB	AAA	2.88	06/29/06	1,000,000	994,930
FHLB	AAA	2.88	09/15/06	2,800,000	2,772,896
FHLMC	AAA	2.75	08/15/06	1,000,000	991,868
FHLMC	AAA	2.38	02/15/07	2,000,000	1,953,646
FHLMC	AAA	3.88	06/15/08	3,750,000	3,657,788
FHLMC	AAA	3.63	09/15/08	1,500,000	1,451,208
FNMA	AAA	2.25	05/15/06	2,000,000	1,993,544
FNMA	AAA	2.63	11/15/06	1,000,000	984,894
FNMA	AAA	2.38	02/15/07	750,000	732,617
					15,533,391
BASIC MATERIALS (2.4%)
International Paper Co.	BBB	3.80	04/01/08	200,000	193,350
Lubrizol Corp.	BBB-	5.88	12/01/08	200,000	201,469
Monsanto Co.	A-	4.00	05/15/08	100,000	97,106
Praxair, Inc.	A-	2.75	06/15/08	210,000	198,842
Rohm & Haas Co.	BBB+	7.40	07/15/09	200,000	211,018
					901,785

2

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (3.7%)
Belo Corporation	BBB	8.00	11/01/08	150,000	156,933
Caterpillar Fin. Svc.	A	2.63	01/30/07	250,000	244,890
Centex Corp.	BBB	4.75	01/15/08	200,000	197,197
Comcast Cable Communications	BBB+	6.20	11/15/08	200,000	203,325
Daimlerchrysler	BBB	4.05	06/04/08	150,000	145,350
Dow Jones & Co.	BBB+	3.88	02/15/08	150,000	146,193
May Dept Stores Co.	BBB	3.95	07/15/07	140,000	137,075
Nordstrom, Inc.	A-	5.63	01/15/09	175,000	175,853
					1,406,816
CONSUMER, NON-CYCLICAL (3.4%)
Coca-Cola Bottling Co.	BBB	6.38	05/01/09	200,000	205,498
Coca-Cola Enterprises	A	2.50	09/15/06	100,000	98,718
Earthgrains Co.	BBB+	6.50	04/15/09	150,000	152,148
General Mills, Inc.	BBB+	3.88	11/30/07	200,000	195,176
General Mills, Inc.	BBB+	2.63	10/24/06	100,000	98,366
Kellogg Co.	BBB+	2.88	06/01/08	200,000	189,887
PepsiAmericas, Inc.	A	6.38	05/01/09	150,000	154,046
Sara Lee Corp.	BBB+	2.75	06/15/08	200,000	188,314
					1,282,153
ENERGY (2.3%)
Cooper Cameron Corp.	BBB+	2.65	04/15/07	200,000	193,402
Devon Energy	BBB	2.75	08/01/06	100,000	99,136
Dominion Resources	BBB	4.13	02/15/08	200,000	195,028
Marathon Oil Corp.	BBB+	5.38	06/01/07	200,000	200,104
Ocean Energy, Inc.	BBB	4.38	10/01/07	200,000	197,199
					884,869
FINANCIAL (11.9%)
American Express Co.	A+	5.50	09/12/06	200,000	200,419
American Honda Finance	A+	3.85	11/06/08	200,000	192,908
Bank of America Corp.	AA-	4.75	10/15/06	100,000	99,744
Bank of New York, Inc.	A+	3.90	09/01/07	200,000	196,256
Bank of Oklahoma	BBB+	7.13	08/15/07	250,000	255,768
CIT Group, Inc.	A	2.88	09/29/06	100,000	98,927
Capital One Bank	BBB	4.88	05/15/08	200,000	197,979
Deere Capital Corp.	A-	3.90	01/15/08	200,000	195,199
Fifth Third Bank	AA-	3.38	08/15/08	200,000	191,563
First Tennessee Bank	A-	5.75	12/01/08	200,000	201,496
Franklin Resources, Inc.	A+	3.70	04/15/08	200,000	193,614

3

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
GE Capital Corp.	AAA	2.75	09/25/06	250,000	247,273
Household Fin. Corp.	A	4.13	12/15/08	200,000	193,910
Huntington National Bank	A-	3.13	05/15/08	200,000	191,057
IBM Corp.	A+	3.80	02/01/08	100,000	97,471
International Lease Fin. Corp.	AA-	4.50	05/01/08	200,000	196,651
JP Morgan Chase Bank	A+	5.63	08/15/06	100,000	100,176
Lehman Brothers Holdings	A+	3.50	08/07/08	200,000	192,175
Merrill Lynch	A+	3.13	07/15/08	200,000	191,073
National City Bank	A+	3.38	10/15/07	250,000	243,079
Northern Trust Co.	AA-	2.88	12/15/06	200,000	196,957
Textron Finance Corp.	A-	2.69	10/03/06	100,000	98,817
Toronto-Dominion Bank	A+	6.50	08/15/08	100,000	102,917
US Bank NA	AA	2.85	11/15/06	150,000	147,905
Vornado Realty Trust	BBB	5.63	06/15/07	145,000	145,177
Wachovia Corp.	A+	3.50	08/15/08	200,000	192,528
					4,561,039
HEALTHCARE (1.4%)
Thermo Electron Corp.	BBB+	7.63	10/30/08	140,000	146,655
UnitedHealth Group	A	3.38	08/15/07	200,000	194,940
WellPoint, Inc.	BBB+	4.25	12/15/09	200,000	192,053
					533,648
INDUSTRIAL (3.5%)
Bunge, Ltd.	BBB	4.38	12/15/08	200,000	194,187
Conoco Funding Co.	A-	5.45	10/15/06	200,000	200,140
Deluxe Corp.	BBB-	3.50	10/01/07	250,000	239,586
General Dynamics Corp.	A	3.00	05/15/08	200,000	190,928
General Dynamics Corp.	A	2.13	05/15/06	100,000	99,691
Lafarge Corp.	BBB	6.50	07/15/08	100,000	101,905
Raytheon Co.	BBB	4.50	11/15/07	200,000	197,317
Union Pacific Corp.	BBB	5.75	10/15/07	120,000	120,657
					1,344,411
TECHNOLOGY (1.3%)
First Data Corp.	A+	3.38	08/01/08	100,000	95,569
Hewlett-Packard Co.	A-	5.75	12/15/06	100,000	100,321
IBM Corp.	A+	4.88	10/01/06	100,000	99,881
Pitney Bowes, Inc.	A+	5.75	08/15/08	200,000	201,669
					497,440

4

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
UTILITIES (2.8%)
Consolidated Edison, Inc.	A-	3.63	08/01/08	200,000	192,654
DTE Energy Co.	BBB-	6.45	06/01/06	200,000	200,336
Exelon Corp.	A-	3.50	05/01/08	150,000	144,178
PNM Resources, Inc.	BBB	4.40	09/15/08	135,000	131,023
Public Svc. Elec. & Gas	A-	4.00	11/01/08	200,000	192,768
Telecom de Puerto Rico	BBB+	6.80	05/15/09	200,000	202,565
					1,063,524

TOTAL LONG-TERM DEBT SECURITIES (Cost: $38,298,512) 98.8%					37,729,911

*Ratings as per Standard & Poor’s Corporation.

5

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.9%)
Federal National Mortgage Association	4.65	04/03/06	330,000	329,915

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $329,915) 0.9%				329,915

TEMPORARY CASH INVESTMENT**(Cost: $12,400) 0.0% (2)				12,400

TOTAL INVESTMENTS (Cost: $38,640,827) 99.7%				38,072,226

OTHER NET ASSETS 0.3%				107,334

NET ASSETS 100.0%				$38,179,560

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1)          U.S. Government guaranteed security.

(2              Less than 0.05%.

**          The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at March 31, 2006 was 4.37%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Short-Term Bond Fund are:

Unrealized Appreciation	$5,434
Unrealized Depreciation	(574,035)
Net	$(568,601)

Cost of Investments	$38,640,827

6

MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.6%)
U.S. Treasury Note	AAA	4.50	02/28/11	1,750,000	1,724,503
U.S. Treasury Note	AAA	5.00	08/15/11	3,000,000	3,026,367
U.S. Treasury Note	AAA	4.00	11/15/12	2,000,000	1,903,594
U.S. Treasury Strip	AAA	0.00	11/15/12	5,000,000	3,631,970
					10,286,434
U.S. GOVERNMENT AGENCIES (50.2%)
MORTGAGE-BACKED OBLIGATIONS (4.3%)
FHLMC	AAA	8.00	07/15/06	1,363	1,360
FHLMC	AAA	7.00	02/01/14	47,276	48,880
FHLMC	AAA	5.00	06/15/17	3,000,000	2,933,571
FNMA	AAA	7.00	04/25/07	17,866	17,928
					3,001,739
NON-MORTGAGE-BACKED OBLIGATION (45.9%)
FHLB	AAA	2.75	03/14/08	4,750,000	4,547,711
FHLB	AAA	5.75	05/15/12	4,500,000	4,639,841
FHLMC	AAA	6.63	09/15/09	5,000,000	5,232,209
FHLMC	AAA	5.63	03/15/11	3,250,000	3,315,302
FNMA	AAA	3.25	01/15/08	5,000,000	4,845,894
FNMA	AAA	3.25	02/15/09	750,000	713,144
FNMA	AAA	6.63	09/15/09	5,500,000	5,753,666
FNMA	AAA	4.38	09/15/12	3,500,000	3,356,350
					32,404,117
BASIC MATERIALS (2.1%)
International Paper Co.	BBB	4.25	01/15/09	250,000	241,162
International Flavors & Fragrances	BBB+	6.45	05/15/06	250,000	250,276
Monsanto Co.	A-	4.00	05/15/08	500,000	485,532
Temple-Inland, Inc.	BBB	7.88	05/01/12	250,000	271,061
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	257,126
					1,505,157
CONSUMER, CYCLICAL (6.8%)
Caterpillar Fin. Svc.	A	2.63	01/30/07	500,000	489,780
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	500,000	478,876
Daimlerchrysler	BBB	4.05	06/04/08	250,000	242,251
Harman International Industries, Inc.	BBB+	7.13	02/15/07	186,000	187,400
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	235,948
May Dept Stores Co.	BBB	4.80	07/15/09	250,000	244,906
Newell Rubbermaid	BBB+	4.63	12/15/09	500,000	483,149
Pulte Homes, Inc.	BBB-	4.88	07/15/09	250,000	243,347

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont’d.)
RadioShack Corp.	BBB+	7.38	05/15/11	400,000	413,552
Scholastic Corp.	BB+	5.00	04/15/13	250,000	214,861
Stanley Works	A	3.50	11/01/07	250,000	243,369
Target Corp.	A+	5.38	06/15/09	1,000,000	1,003,693
Wendy’s International, Inc.	BBB+	6.25	11/15/11	300,000	299,048
					4,780,180
CONSUMER, NON-CYCLICAL (4.3%)
Anheuser-Busch Cos., Inc.	A+	4.70	04/15/12	100,000	96,535
Campbell Soup Co.	A	5.50	03/15/07	500,000	498,829
Coca-Cola Enterprises	A	2.50	09/15/06	500,000	493,592
General Mills, Inc.	BBB+	2.63	10/24/06	500,000	491,830
Kellogg Co.	BBB+	2.88	06/01/08	500,000	474,717
Safeway, Inc.	BBB-	4.13	11/01/08	500,000	482,685
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	253,124
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	250,000	262,111
					3,053,423
ENERGY (1.0%)
Anadarko Petroleum	BBB+	3.25	05/01/08	500,000	479,092
Ocean Energy, Inc.	BBB	4.38	10/01/07	250,000	246,498
					725,590
FINANCIAL (13.6%)
American Express Credit Corp.	A+	3.00	05/16/08	250,000	238,791
American Honda Finance	A+	3.85	11/06/08	500,000	482,271
Bank of America Corp.	AA-	4.75	10/15/06	500,000	498,720
Bank of Oklahoma	BBB+	7.13	08/15/07	350,000	358,075
Berkshire Hathaway Financial	AAA	4.20	12/15/10	500,000	475,732
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	239,872
Capital One Bank	BBB	5.75	09/15/10	250,000	252,179
Colonial Properties Trust	BBB-	4.80	04/01/11	300,000	284,546
Deere Capital Corp.	A-	3.90	01/15/08	500,000	487,998
Developers Diversified Realty	BBB	5.00	05/03/10	250,000	243,171
First Tennessee National Bank	BBB+	4.50	05/15/13	125,000	115,951
FleetBoston Financial Group	AA-	3.85	02/15/08	250,000	243,794
Ford Motor Credit Co.	BB-	7.38	10/28/09	750,000	705,100
GE Capital Corp.	AAA	2.75	09/25/06	750,000	741,822
HJ Heinz Finance	A-	6.00	03/15/12	250,000	249,378
JP Morgan Chase Bank	A+	5.63	08/15/06	500,000	500,878
Lehman Brothers Holdings	A+	4.00	01/22/08	500,000	488,943

2

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
Markel Corp.	BBB-	7.00	05/15/08	150,000	153,590
Nationwide Health Properties	BBB-	7.60	11/20/28	350,000	380,161
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	250,000	243,726
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	500,000	522,409
SLM Corp.	A	4.00	01/15/09	500,000	480,697
Textron Finance Corp.	A-	2.69	10/03/06	500,000	494,085
U S Bancorp	AA-	3.95	08/23/07	500,000	491,054
Wells Fargo & Company	AA-	3.50	04/04/08	250,000	241,933
					9,614,876
INDUSTRIAL (1.1%)
Deluxe Corp.	BBB-	3.50	10/01/07	500,000	479,168
Masco Corp.	BBB+	5.88	07/15/12	300,000	298,913
					778,081
TECHNOLOGY (1.8%)
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	247,867
Hewlett-Packard Co.	A-	5.75	12/15/06	500,000	501,605
IBM Corp.	A+	4.88	10/01/06	500,000	499,406
					1,248,878
TELECOMMUNICATIONS (1.0%)
Nextel Communications, Inc.	A-	5.25	01/15/10	250,000	250,000
Verizon Global	A	4.00	01/15/08	500,000	488,120
					738,120
UTILITIES (2.3%)
Duke Energy Corp.	BBB+	4.50	04/01/10	500,000	482,894
Kinder Morgan	BBB	5.15	03/01/15	250,000	235,489
Pepco Holdings, Inc.	BBB	4.00	05/15/10	250,000	235,339
Telecom de Puerto Rico	BBB+	6.80	05/15/09	300,000	303,848
Virginia Electric & Power	BBB	4.50	12/15/10	400,000	381,137
					1,638,707

TOTAL LONG-TERM DEBT SECURITIES (Cost: $72,265,782) 98.8%					69,775,302

*Ratings as per Standard & Poor’s Corporation.

3

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
Federal National Mortgage Association	4.65	04/03/06	220,000	219,943

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $219,943) 0.3%				219,943

TOTAL INVESTMENTS (Cost: $72,485,725) 99.1%				69,995,245

OTHER NET ASSETS 0.9%				612,976

NET ASSETS 100.0%				$70,608,221

Abbreviations:	FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association

The total value of investments not rated and/or below-investment grade as a percentage of the Fund’s total investments as of March 31, 2006 is 1.3%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Mid-Term Bond Fund are:

Unrealized Appreciation	$28,258
Unrealized Depreciation	(2,518,738)
Net	$(2,490,480)

Cost of Investments	$72,498,125

4

MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

MARCH 31, 2006

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.3%)
U.S. Treasury Strip	AAA	0.00	05/15/14	10,000,000	6,718,800
U.S. Treasury Strip	AAA	0.00	02/15/17	15,000,000	8,742,690
					15,461,490
U.S. GOVERNMENT AGENCIES (41.3%)
MORTGAGE-BACKED OBLIGATIONS (35.0%)
FHLMC	AAA	8.00	07/15/06	2,726	2,721
FNMA	AAA	8.00	03/01/31	189,140	201,785
FNMA	AAA	7.00	09/01/31	298,866	308,118
FNMA	AAA	7.00	11/01/31	579,916	597,868
FNMA	AAA	6.50	04/01/32	751,901	768,750
FNMA	AAA	6.00	04/01/32	732,052	732,739
FNMA	AAA	6.00	04/01/32	646,472	647,078
FNMA	AAA	7.50	04/01/32	257,156	268,644
FNMA	AAA	8.00	04/01/32	216,890	231,397
FNMA	AAA	8.00	04/01/32	47,754	50,949
FNMA	AAA	6.00	05/01/32	2,535,197	2,537,575
FNMA	AAA	6.50	05/01/32	2,833,715	2,897,216
FNMA	AAA	6.50	05/01/32	806,950	825,033
FNMA	AAA	7.50	06/01/32	858,865	897,236
FNMA	AAA	7.00	06/01/32	388,926	400,655
FNMA	AAA	6.00	04/01/33	3,352,745	3,355,890
FNMA	AAA	5.00	06/01/33	2,768,876	2,643,463
FNMA	AAA	5.50	07/01/33	4,636,618	4,534,933
FNMA	AAA	5.50	09/01/33	2,519,204	2,463,956
FNMA	AAA	5.50	10/01/33	2,964,476	2,899,462
FNMA	AAA	5.00	11/01/33	4,162,395	3,973,863
FNMA	AAA	5.00	01/01/34	3,031,062	2,893,773
FNMA	AAA	5.50	03/01/34	2,202,301	2,154,002
FNMA	AAA	5.00	03/01/34	1,549,119	1,478,953
FNMA	AAA	5.50	03/01/34	1,167,386	1,141,784
FNMA	AAA	5.00	04/01/34	2,405,560	2,294,201
FNMA	AAA	5.00	04/01/34	843,770	804,710
FNMA	AAA	4.50	05/01/34	1,324,826	1,225,546
FNMA	AAA	4.50	06/01/34	2,599,065	2,404,296
FNMA	AAA	5.50	07/01/34	2,975,657	2,908,871
FNMA	AAA	5.50	09/01/34	858,519	839,250
FNMA	AAA	5.50	09/01/34	2,309,931	2,258,087
FNMA	AAA	5.50	10/01/34	5,291,786	5,173,017
FNMA	AAA	6.00	11/01/34	2,365,812	2,366,808
FNMA	AAA	5.50	02/01/35	1,794,520	1,754,244

1

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont’d.)
MORTGAGE-BACKED OBLIGATIONS (Cont’d.)
FNMA	AAA	5.12	02/01/35	1,495,319	1,460,033
FNMA	AAA	5.50	04/01/35	2,092,487	2,043,108
FNMA	AAA	5.00	04/01/35	2,543,142	2,421,704
FNMA	AAA	5.00	06/01/35	1,948,002	1,854,983
FNMA	AAA	5.50	08/01/35	4,412,966	4,308,829
FNMA	AAA	5.00	09/01/35	5,845,279	5,566,161
FNMA	AAA	5.50	11/01/35	2,426,446	2,369,187
FNMA	AAA	6.50	09/01/16	242,762	248,570
FNMA	AAA	6.00	03/01/17	574,686	582,679
FNMA	AAA	6.50	03/01/17	1,406,078	1,439,775
FNMA	AAA	5.50	04/01/17	386,436	384,484
FNMA	AAA	5.50	05/01/17	684,752	681,293
FNMA	AAA	5.50	05/01/17	343,815	342,078
FNMA	AAA	6.50	05/01/17	267,390	273,798
FNMA	AAA	5.00	04/01/18	723,788	707,073
FNMA	AAA	4.50	05/01/18	3,087,426	2,958,103
FNMA	AAA	5.00	09/01/18	2,333,743	2,279,845
FNMA	AAA	4.50	12/01/18	1,557,026	1,491,807
FNMA	AAA	4.50	02/01/19	1,143,183	1,094,072
FNMA	AAA	4.00	05/01/19	2,868,182	2,685,642
FNMA	AAA	4.50	05/01/19	761,838	729,109
FNMA	AAA	4.50	06/01/19	1,937,773	1,854,526
FNMA	AAA	4.50	06/01/19	1,110,760	1,063,042
FNMA	AAA	5.00	09/01/20	2,624,362	2,559,640
FNMA	AAA	5.00	10/01/20	3,345,331	3,262,828
FNMA	AAA	6.00	05/01/23	2,551,312	2,565,607
FNMA	AAA	5.50	03/01/24	4,506,128	4,438,847
FNMA	AAA	5.50	09/01/25	1,956,679	1,925,190
FNMA	AAA	4.00	10/15/26	9,000,000	8,607,087
GNMA (1)	AAA	6.50	04/15/31	109,005	113,046
GNMA (1)	AAA	7.00	09/15/31	102,104	106,489
GNMA (1)	AAA	7.00	09/15/31	36,655	38,229
GNMA (1)	AAA	6.50	12/15/31	423,369	439,065
GNMA (1)	AAA	6.50	05/15/32	136,322	141,361
GNMA (1)	AAA	7.00	05/15/32	73,935	77,101
GNMA (1)	AAA	6.27	10/16/27	3,000,000	3,105,480
					127,156,744

2

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
NON-MORTGAGE-BACKED OBLIGATION (6.3%)
AID - Sri Lanka	AAA	6.59	09/15/28	4,000,000	3,934,000
FFCB	AAA	4.15	05/15/13	8,000,000	7,539,984
FHLB	AAA	4.50	11/15/12	2,000,000	1,931,042
FHLMC	AAA	5.20	03/05/19	10,000,000	9,487,579
					22,892,605
BASIC MATERIALS (6.0%)
International Paper Co.	BBB	4.25	01/15/09	2,000,000	1,929,292
International Flavors & Fragrances	BBB+	6.45	05/15/06	2,500,000	2,502,758
Lyondell Chemical Co.	BB-	10.25	11/01/10	5,000,000	5,375,000
Monsanto Co.	A-	4.00	05/15/08	1,500,000	1,456,595
PolyOne Corp.	B+	7.50	12/15/15	3,750,000	3,403,125
Praxair, Inc.	A-	6.90	11/01/06	5,000,000	5,046,144
Worthington Industries, Inc.	BBB	6.70	12/01/09	2,000,000	2,057,004
					21,769,918
CONSUMER, CYCLICAL (10.7%)
Belo Corporation	BBB	8.00	11/01/08	2,000,000	2,092,446
Centex Corp.	BBB-	8.75	03/01/07	2,000,000	2,049,890
Comcast Cable Communications	BBB+	6.20	11/15/08	2,000,000	2,033,236
Coors Brewing Co	BBB	6.38	05/15/12	2,000,000	2,062,328
Cox Communications, Inc. Cl A	BBB-	3.88	10/01/08	2,000,000	1,915,504
Daimlerchrysler	BBB	4.05	06/04/08	1,000,000	969,002
Dow Jones & Co.	BBB+	3.88	02/15/08	1,000,000	974,621
Ethan Allen Interiors	A-	5.38	10/01/15	2,000,000	1,874,770
Fruit of the Loom (2)	NR	7.00	03/15/11	1,313,550	122,961
Fruit of the Loom (2)	NR	7.38	11/15/23	345,170	35
Harman International Industries, Inc.	BBB+	7.13	02/15/07	1,868,000	1,882,057
Johnson Controls, Inc.	A-	4.88	09/15/13	2,500,000	2,359,483
Kellwood, Co.	BB	7.88	07/15/09	4,000,000	3,976,363
May Dept Stores Co.	BBB	4.80	07/15/09	2,000,000	1,959,250
Newell Rubbermaid	BBB+	4.63	12/15/09	2,500,000	2,415,743
Pulte Homes, Inc.	BBB-	4.88	07/15/09	2,000,000	1,946,774
Quebecor World, Inc.	BB-	4.88	11/15/08	1,500,000	1,413,966
RadioShack Corp.	BBB+	7.38	05/15/11	2,000,000	2,067,762
Scholastic Corp.	BB+	5.00	04/15/13	2,000,000	1,718,888
Stanley Works	A	3.50	11/01/07	250,000	243,369
Target Corp.	A+	5.38	06/15/09	3,250,000	3,262,006
Wendy’s International, Inc.	BBB+	6.25	11/15/11	1,500,000	1,495,239
					38,835,693

3

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
CONSUMER, NON-CYCLICAL (3.3%)
General Mills, Inc.	BBB+	2.63	10/24/06	2,000,000	1,967,320
Kellogg Co.	BBB+	2.88	06/01/08	2,000,000	1,898,866
PepsiAmericas, Inc.	A	6.38	05/01/09	2,000,000	2,053,944
Safeway, Inc.	BBB-	4.13	11/01/08	1,000,000	965,369
Sara Lee Corp.	BBB+	6.25	09/15/11	2,000,000	2,024,992
Wal-Mart Stores, Inc.	AA	6.88	08/10/09	3,000,000	3,145,331
					12,055,822
ENERGY (1.5%)
Anadarko Petroleum	BBB+	3.25	05/01/08	2,000,000	1,916,372
Cooper Cameron Corp.	BBB+	2.65	04/15/07	2,000,000	1,934,020
Ocean Energy, Inc.	BBB	4.38	10/01/07	1,750,000	1,725,488
					5,575,880
FINANCIAL (20.6%)
American Honda Finance	A+	3.85	11/06/08	2,000,000	1,929,084
Banc of America Alternative Loan Trust	AAA	5.75	05/25/33	3,500,000	3,418,209
Berkley (WR) Corp.	BBB+	8.70	01/01/22	5,000,000	5,943,030
Brandywine Realty Trust	BBB-	4.50	11/01/09	2,000,000	1,918,974
Capital One Bank	BBB	5.75	09/15/10	2,000,000	2,017,428
CenterPoint PPTS	BBB	5.25	07/15/11	2,250,000	2,235,209
Colonial Properties Trust	BBB-	4.80	04/01/11	1,500,000	1,422,731
Deere Capital Corp.	A-	3.90	01/15/08	2,500,000	2,439,990
Developers Diversified Realty	BBB	5.00	05/03/10	2,000,000	1,945,364
Executive Risk, Inc.	A	7.13	12/15/07	5,000,000	5,132,915
Fairfax Financial Holdings	BB	8.25	10/01/15	2,500,000	2,175,000
First Horizon Mortgage Trust	AAA	5.00	06/25/33	3,306,769	3,270,838
First Tennessee National Bank	BBB+	4.50	05/15/13	5,000,000	4,638,055
Ford Motor Credit Co.	BB-	7.38	10/28/09	3,000,000	2,820,399
GE Capital Corp.	AAA	2.75	09/25/06	4,000,000	3,956,384
General Motor Acceptance Corp.	BB	0.00	12/01/12	10,000,000	5,411,630
Goldman Sachs Group, Inc.	A+	3.88	01/15/09	1,750,000	1,686,655
HJ Heinz Finance	A-	6.00	03/15/12	2,000,000	1,995,022
Lehman Brothers Holdings	A+	4.00	01/22/08	2,000,000	1,955,772
Markel Corp.	BBB-	6.80	02/15/13	1,000,000	1,026,173
Markel Corp.	BBB-	7.00	05/15/08	1,000,000	1,023,936
National City Bank	A+	3.38	10/15/07	2,250,000	2,187,709
National Rural Utilities Coop. Finance Corp.	A+	3.88	02/15/08	1,500,000	1,462,356
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	1,000,000	1,044,818
SLM Corp.	A	4.00	01/15/09	2,250,000	2,163,134
Shurgard Storage Centers, Inc.	BBB-	7.75	02/22/11	750,000	810,629
Simon Property Group, Inc.	A-	7.88	03/15/16	5,000,000	5,651,724

4

				Face
	Rating*	Rate(%)	Maturity	Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
FINANCIAL (Cont’d.)
US Bank NA	AA	2.85	11/15/06	1,000,000	986,036
Union Planters Bank	A+	5.13	06/15/07	2,000,000	1,993,064
					74,662,268
HEALTHCARE (1.7%)
UnitedHealth Group	A	3.38	08/15/07	2,500,000	2,436,755
WellPoint, Inc.	BBB+	4.25	12/15/09	2,000,000	1,920,526
Wyeth	A	5.50	03/15/13	1,750,000	1,730,134
					6,087,415
INDUSTRIAL (4.4%)
Bunge, Ltd.	BBB	5.35	04/15/14	2,000,000	1,919,066
Deluxe Corp.	BBB-	3.50	10/01/07	1,500,000	1,437,507
Donnelley R.R. & Sons	A-	4.95	04/01/14	2,000,000	1,834,872
Lafarge Corp.	BBB	6.50	07/15/08	1,750,000	1,783,343
Masco Corp.	BBB+	5.88	07/15/12	2,000,000	1,992,756
Seariver Maritime	AAA	0.00	09/01/12	10,000,000	7,116,350
					16,083,894
TECHNOLOGY (1.1%)
Arrow Electronics	BBB-	6.88	06/01/18	2,000,000	2,036,876
Cisco Systems, Inc.	A+	5.25	02/22/11	2,000,000	1,982,932
					4,019,808
TELECOMMUNICATIONS (1.1%)
Nextel Communications, Inc.	A-	5.25	01/15/10	2,000,000	2,000,000
Verizon Global	A	4.00	01/15/08	2,000,000	1,952,478
					3,952,478
UTILITIES (2.7%)
Duke Energy Corp.	BBB+	4.50	04/01/10	750,000	724,342
Kinder Morgan	BBB	5.15	03/01/15	2,000,000	1,883,910
Pepco Holdings, Inc.	BBB	4.00	05/15/10	2,000,000	1,882,712
Progress Energy, Inc.	BBB	5.25	12/15/15	2,000,000	1,934,652
Telecom de Puerto Rico	BBB+	6.80	05/15/09	1,500,000	1,519,239
Virginia Electric & Power	BBB	4.50	12/15/10	2,000,000	1,905,686
					9,850,541

TOTAL LONG-TERM DEBT SECURITIES (Cost: $368,454,042) 98.7%					358,404,556

*Ratings as per Standard & Poor’s Corporation.

5

			Face
	Rate(%)	Maturity	Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Gannett Co., Inc.	4.80	04/03/06	3,656,000	3,655,025

TOTAL SHORT-TERM DEBT SECURITIES(Cost: $3,655,025) 1.0%				3,655,025

TOTAL INVESTMENTS (Cost: $372,109,067) 99.7%				362,059,581

OTHER NET ASSETS 0.3%				1,075,900

NET ASSETS 100.0%				$363,135,481

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

(1)  U.S. Government guaranteed security.

(2)  Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund’s total investments as of March 31, 2006 is 7.3%.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at March 31, 2006  for the Bond Fund are:

Unrealized Appreciation	$3,351,422
Unrealized Depreciation	(13,400,909)
Net	$(10,049,487)

Cost of Investments	$372,109,067

6

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MANFRED ALTSTADT
Manfred Altstadt
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date: May 19, 2006

By:	/s/ JOHN R. GREED
John R. Greed
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date: May 19, 2006